[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002

-  CREDIT SUISSE
   CAPITAL APPRECIATION FUND
-  CREDIT SUISSE
   EMERGING GROWTH FUND
-  CREDIT SUISSE
   SMALL CAP GROWTH FUND
-  CREDIT SUISSE
   STRATEGIC SMALL CAP FUND

MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class and Advisor Class shares of Credit Suisse Capital Appreciation Fund (the "Fund") had losses of 22.79% and 23.13%, respectively, vs. declines of 19.61% for the Russell 1000 Growth Index(1) and 15.11% for the S&P 500 Index.(1) The Fund's A Class, B Class and C Class Shares(2),(3) (all of which have inception dates of November 30, 2001) had losses of 29.57%, 30.08% and 30.08%, respectively, for the 11 month period ended October 31, 2002, vs. same-period declines of 26.66% for the Russell 1000 Growth Index and 21.15% for the S&P 500 Index.

   The period was a poor one for stocks. Equity markets initially rallied in the wake of September 11, aided by better liquidity conditions and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward. Despite some encouraging economic data, including a rise in housing starts, commodity prices, and certain leading indicators, markets struggled between April 2002 and October 2002. Investors appeared to be increasingly concerned about lackluster profits, geopolitical tensions and, most importantly for the U.S. market, a decreased confidence in corporate managements and Wall Street analysts.

   The Fund was clearly hurt by the broad sell-off in stocks in the period and by weakness in certain of its media, health-care and technology holdings. On the positive side -- relatively speaking -- stocks that aided the Fund included its financial-services holdings.

   Looking ahead, a key factor in our opinion will be how smoothly a consumer-driven economic recovery can shift into an investment-driven one. Much depends on a rebound in earnings, which admittedly could take some time to gain traction. But when corporate profits recover more fully, we expect to see systems upgrades and other capital outlays made by the nation's businesses. We will continue to monitor consumer and corporate spending patterns closely.

   In terms of sector focus, one area we favor at present is the media sector, based in part on an upward advertising-revenue trend. That said, these stocks could be quite vulnerable if a war with Iraq proceeds, as ad spending tends to drop off in times of crisis. We think that stock selection will be critical here. Other consumer-related stocks we own include home-supply, beverages and discount-retail companies. We think such businesses should weather any general slowdown in consumer spending fairly well.

   In the health-care area, we like medical-devices companies, which in our view will continue to have more pricing power than pharmaceutical companies. Elsewhere of note, we maintained a roughly neutral position in technology. We believe the group contains a number of high-quality companies that have good long-term earnings potential. But until we see more evidence that business spending is picking up, we do not intend to have an aggressive exposure here. We ended the quarter with a neutral weighting in the financial-services sector; we may begin to trim this position based on credit concerns.

   In these sectors and elsewhere, we will continue to strive to identify reasonably priced companies we deem to have compelling long-term growth prospects. We appreciate your continued investment in the Fund.

Susan L. Black             Jeffrey T. Rose
Co-Portfolio Manager       Co-Portfolio Manager

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE CAPITAL APPRECIATION FUND COMMON CLASS SHARES, ADVISOR
         CLASS SHARES, THE RUSSELL 1000 GROWTH INDEX(1) AND THE S&P 500
                       INDEX(1) FOR TEN YEARS. (UNAUDITED)

                CREDIT SUISSE CAPITAL                        CREDIT SUISSE CAPITAL                       RUSSELL 1000
       APPRECIATION FUND COMMON CLASS -- $24,856   APPRECIATION FUND ADVISOR CLASS -- $23,721        GROWTH INDEX(1) -- $20,561
                                        $ 10,000                                     $ 10,000                          $ 10,000
11/92                                   $ 10,368                                     $ 10,369                          $ 10,435
12/92                                   $ 10,547                                     $ 10,548                          $ 10,539
 1/93                                   $ 10,739                                     $ 10,739                          $ 10,418
 2/93                                   $ 10,818                                     $ 10,818                          $ 10,254
 3/93                                   $ 11,265                                     $ 11,256                          $ 10,451
 4/93                                   $ 10,794                                     $ 10,779                          $ 10,033
 5/93                                   $ 11,169                                     $ 11,153                          $ 10,385
 6/93                                   $ 11,366                                     $ 11,344                          $ 10,289
 7/93                                   $ 11,366                                     $ 11,336                          $ 10,105
 8/93                                   $ 12,012                                     $ 11,973                          $ 10,520
 9/93                                   $ 12,107                                     $ 12,068                          $ 10,441
10/93                                   $ 12,219                                     $ 12,164                          $ 10,732
11/93                                   $ 11,756                                     $ 11,710                          $ 10,661
12/93                                   $ 12,221                                     $ 12,166                          $ 10,845
 1/94                                   $ 12,586                                     $ 12,521                          $ 11,096
 2/94                                   $ 12,291                                     $ 12,226                          $ 10,894
 3/94                                   $ 11,534                                     $ 11,464                          $ 10,367
 4/94                                   $ 11,500                                     $ 11,430                          $ 10,417
 5/94                                   $ 11,839                                     $ 11,768                          $ 10,574
 6/94                                   $ 11,491                                     $ 11,413                          $ 10,262
 7/94                                   $ 11,839                                     $ 11,750                          $ 10,612
 8/94                                   $ 12,412                                     $ 12,313                          $ 11,204
 9/94                                   $ 12,273                                     $ 12,166                          $ 11,051
10/94                                   $ 12,421                                     $ 12,313                          $ 11,312
11/94                                   $ 11,882                                     $ 11,776                          $ 10,950
12/94                                   $ 11,871                                     $ 11,756                          $ 11,133
 1/95                                   $ 11,815                                     $ 11,691                          $ 11,370
 2/95                                   $ 12,396                                     $ 12,261                          $ 11,847
 3/95                                   $ 12,996                                     $ 12,859                          $ 12,194
 4/95                                   $ 13,212                                     $ 13,065                          $ 12,460
 5/95                                   $ 13,502                                     $ 13,354                          $ 12,895
 6/95                                   $ 14,110                                     $ 13,943                          $ 13,393
 7/95                                   $ 14,862                                     $ 14,681                          $ 13,949
 8/95                                   $ 15,022                                     $ 14,831                          $ 13,964
 9/95                                   $ 15,370                                     $ 15,168                          $ 14,608
10/95                                   $ 15,407                                     $ 15,195                          $ 14,618
11/95                                   $ 16,094                                     $ 15,868                          $ 15,186
12/95                                   $ 16,394                                     $ 16,163                          $ 15,273
 1/96                                   $ 16,950                                     $ 16,706                          $ 15,784
 2/96                                   $ 17,410                                     $ 17,153                          $ 16,073
 3/96                                   $ 17,753                                     $ 17,483                          $ 16,094
 4/96                                   $ 17,967                                     $ 17,685                          $ 16,517
 5/96                                   $ 18,309                                     $ 18,014                          $ 17,094
 6/96                                   $ 18,084                                     $ 17,791                          $ 17,117
 7/96                                   $ 17,282                                     $ 16,993                          $ 16,114
 8/96                                   $ 17,935                                     $ 17,631                          $ 16,530
 9/96                                   $ 19,058                                     $ 18,727                          $ 17,734
10/96                                   $ 19,208                                     $ 18,866                          $ 17,841
11/96                                   $ 20,385                                     $ 20,004                          $ 19,181
12/96                                   $ 20,208                                     $ 19,834                          $ 18,805
 1/97                                   $ 20,983                                     $ 20,590                          $ 20,124
 2/97                                   $ 21,162                                     $ 20,755                          $ 19,988
 3/97                                   $ 20,375                                     $ 19,975                          $ 18,906
 4/97                                   $ 21,317                                     $ 20,885                          $ 20,161
 5/97                                   $ 22,463                                     $ 21,995                          $ 21,616
 6/97                                   $ 23,298                                     $ 22,811                          $ 22,481
 7/97                                   $ 25,421                                     $ 24,878                          $ 24,470
 8/97                                   $ 24,335                                     $ 23,803                          $ 23,038
 9/97                                   $ 25,958                                     $ 25,386                          $ 24,171
10/97                                   $ 25,159                                     $ 24,594                          $ 23,278
11/97                                   $ 25,839                                     $ 25,244                          $ 24,266
12/97                                   $ 26,551                                     $ 25,936                          $ 24,538
 1/98                                   $ 26,406                                     $ 25,779                          $ 25,272
 2/98                                   $ 28,106                                     $ 27,431                          $ 27,173
 3/98                                   $ 29,516                                     $ 28,796                          $ 28,256
 4/98                                   $ 30,199                                     $ 29,457                          $ 28,647
 5/98                                   $ 29,472                                     $ 28,738                          $ 27,834
 6/98                                   $ 31,027                                     $ 30,247                          $ 29,539
 7/98                                   $ 31,114                                     $ 30,304                          $ 29,343
 8/98                                   $ 25,693                                     $ 25,016                          $ 24,939
 9/98                                   $ 27,495                                     $ 26,769                          $ 26,854
10/98                                   $ 28,367                                     $ 27,603                          $ 29,013
11/98                                   $ 30,213                                     $ 29,399                          $ 31,221
12/98                                   $ 33,392                                     $ 32,473                          $ 34,037
 1/99                                   $ 35,489                                     $ 34,487                          $ 36,036
 2/99                                   $ 34,076                                     $ 33,104                          $ 34,390
 3/99                                   $ 35,792                                     $ 34,758                          $ 36,201
 4/99                                   $ 36,142                                     $ 35,088                          $ 36,248
 5/99                                   $ 35,184                                     $ 34,142                          $ 35,133
 6/99                                   $ 37,402                                     $ 36,276                          $ 37,594
 7/99                                   $ 36,840                                     $ 35,720                          $ 36,400
 8/99                                   $ 36,840                                     $ 35,705                          $ 36,994
 9/99                                   $ 37,235                                     $ 36,081                          $ 36,217
10/99                                   $ 39,225                                     $ 37,989                          $ 38,953
11/99                                   $ 41,747                                     $ 40,408                          $ 41,054
12/99                                   $ 49,504                                     $ 47,889                          $ 45,324
 1/00                                   $ 47,986                                     $ 46,424                          $ 43,198
 2/00                                   $ 54,651                                     $ 52,828                          $ 45,311
 3/00                                   $ 56,473                                     $ 54,574                          $ 48,554
 4/00                                   $ 51,733                                     $ 49,967                          $ 46,243
 5/00                                   $ 49,084                                     $ 47,389                          $ 43,914
 6/00                                   $ 52,746                                     $ 50,899                          $ 47,242
 7/00                                   $ 52,459                                     $ 50,616                          $ 45,272
 8/00                                   $ 57,454                                     $ 55,406                          $ 49,372
 9/00                                   $ 54,063                                     $ 52,130                          $ 44,701
10/00                                   $ 51,583                                     $ 49,701                          $ 42,587
11/00                                   $ 46,015                                     $ 44,328                          $ 36,310
12/00                                   $ 46,912                                     $ 45,174                          $ 35,162
 1/01                                   $ 46,912                                     $ 45,155                          $ 37,592
 2/01                                   $ 42,330                                     $ 40,727                          $ 31,209
 3/01                                   $ 39,215                                     $ 37,704                          $ 27,813
 4/01                                   $ 42,508                                     $ 40,864                          $ 31,332
 5/01                                   $ 41,913                                     $ 40,279                          $ 30,871
 6/01                                   $ 40,386                                     $ 38,777                          $ 30,155
 7/01                                   $ 38,363                                     $ 36,827                          $ 29,401
 8/01                                   $ 35,288                                     $ 33,862                          $ 26,996
 9/01                                   $ 31,003                                     $ 29,746                          $ 24,302
10/01                                   $ 32,194                                     $ 30,858                          $ 25,577
11/01                                   $ 35,209                                     $ 33,745                          $ 28,035
12/01                                   $ 35,489                                     $ 34,001                          $ 27,982
 1/02                                   $ 34,080                                     $ 32,635                          $ 27,488
 2/02                                   $ 32,334                                     $ 30,957                          $ 26,347
 3/02                                   $ 33,169                                     $ 31,738                          $ 27,259
 4/02                                   $ 30,552                                     $ 29,221                          $ 25,034
 5/02                                   $ 29,797                                     $ 28,479                          $ 24,429
 6/02                                   $ 26,743                                     $ 25,571                          $ 22,169
 7/02                                   $ 24,978                                     $ 23,855                          $ 20,950
 8/02                                   $ 25,036                                     $ 23,915                          $ 21,013
 9/02                                   $ 23,033                                     $ 21,984                          $ 18,834
10/02                                   $ 24,856                                     $ 23,721                          $ 20,561

           S&P 500 Index(1) -- $25,655
                              $ 10,000
11/92                         $ 10,338
12/92                         $ 10,473
 1/93                         $ 10,550
 2/93                         $ 10,692
 3/93                         $ 10,922
 4/93                         $ 10,654
 5/93                         $ 10,942
 6/93                         $ 10,977
 7/93                         $ 10,926
 8/93                         $ 11,343
 9/93                         $ 11,259
10/93                         $ 11,488
11/93                         $ 11,380
12/93                         $ 11,520
 1/94                         $ 11,905
 2/94                         $ 11,583
 3/94                         $ 11,079
 4/94                         $ 11,223
 5/94                         $ 11,406
 6/94                         $ 11,124
 7/94                         $ 11,492
 8/94                         $ 11,960
 9/94                         $ 11,671
10/94                         $ 11,938
11/94                         $ 11,500
12/94                         $ 11,668
 1/95                         $ 11,971
 2/95                         $ 12,436
 3/95                         $ 12,804
 4/95                         $ 13,180
 5/95                         $ 13,700
 6/95                         $ 14,023
 7/95                         $ 14,490
 8/95                         $ 14,530
 9/95                         $ 15,140
10/95                         $ 15,086
11/95                         $ 15,750
12/95                         $ 16,042
 1/96                         $ 16,594
 2/96                         $ 16,753
 3/96                         $ 16,913
 4/96                         $ 17,163
 5/96                         $ 17,605
 6/96                         $ 17,676
 7/96                         $ 16,889
 8/96                         $ 17,248
 9/96                         $ 18,217
10/96                         $ 18,716
11/96                         $ 20,137
12/96                         $ 19,743
 1/97                         $ 20,968
 2/97                         $ 21,137
 3/97                         $ 20,257
 4/97                         $ 21,466
 5/97                         $ 22,784
 6/97                         $ 23,785
 7/97                         $ 25,675
 8/97                         $ 24,252
 9/97                         $ 25,574
10/97                         $ 24,733
11/97                         $ 25,867
12/97                         $ 26,304
 1/98                         $ 26,602
 2/98                         $ 28,514
 3/98                         $ 29,977
 4/98                         $ 30,288
 5/98                         $ 29,761
 6/98                         $ 30,970
 7/98                         $ 30,641
 8/98                         $ 26,217
 9/98                         $ 27,915
10/98                         $ 30,175
11/98                         $ 32,005
12/98                         $ 33,867
 1/99                         $ 35,261
 2/99                         $ 34,166
 3/99                         $ 35,538
 4/99                         $ 36,891
 5/99                         $ 36,039
 6/99                         $ 38,008
 7/99                         $ 36,851
 8/99                         $ 36,679
 9/99                         $ 35,663
10/99                         $ 37,931
11/99                         $ 38,706
12/99                         $ 40,982
 1/00                         $ 38,923
 2/00                         $ 38,187
 3/00                         $ 41,922
 4/00                         $ 40,661
 5/00                         $ 39,827
 6/00                         $ 40,808
 7/00                         $ 40,171
 8/00                         $ 42,665
 9/00                         $ 40,412
10/00                         $ 40,241
11/00                         $ 37,069
12/00                         $ 37,250
 1/01                         $ 38,572
 2/01                         $ 35,055
 3/01                         $ 32,834
 4/01                         $ 35,386
 5/01                         $ 35,623
 6/01                         $ 34,756
 7/01                         $ 34,414
 8/01                         $ 32,259
 9/01                         $ 29,654
10/01                         $ 30,220
11/01                         $ 32,538
12/01                         $ 32,823
 1/02                         $ 32,344
 2/02                         $ 31,721
 3/02                         $ 32,914
 4/02                         $ 30,918
 5/02                         $ 30,690
 6/02                         $ 28,504
 7/02                         $ 26,282
 8/02                         $ 26,455
 9/02                         $ 23,580
10/02                         $ 25,655

[CHART]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE CAPITAL
 APPRECIATION FUND CLASS A, B, C SHARES(2) THE RUSSELL 1000 GROWTH INDEX(1) AND
           THE S&P 500 INDEX(1) FROM INCEPTION (11/30/01). (UNAUDITED)

                CREDIT SUISSE CAPITAL                    CREDIT SUISSE CAPITAL
         APPRECIATION FUND CLASS A(2) -- $6,639    APPRECIATION FUND CLASS B(2) -- $6,712
11/01                                   $ 9,425                                  $ 10,000
12/01                                   $ 9,495                                  $ 10,068
 1/02                                   $ 9,118                                  $  9,663
 2/02                                   $ 8,650                                  $  9,161
 3/02                                   $ 8,868                                  $  9,387
 4/02                                   $ 8,168                                  $  8,638
 5/02                                   $ 7,960                                  $  8,418
 6/02                                   $ 7,147                                  $  7,556
 7/02                                   $ 6,675                                  $  7,043
 8/02                                   $ 6,691                                  $  7,060
 9/02                                   $ 6,149                                  $  6,485
10/02                                   $ 6,639                                  $  6,712

              CREDIT SUISSE CAPITAL                           RUSSELL 1000
         APPRECIATION FUND CLASS C(2) -- $6,922         GROWTH INDEX(1) -- $7,334         S&P 500 Index(1) -- $7,885
11/01                                  $ 10,000                          $ 10,000                           $ 10,000
12/01                                  $ 10,068                          $  9,981                           $ 10,088
 1/02                                  $  9,663                          $  9,805                           $  9,940
 2/02                                  $  9,161                          $  9,398                           $  9,749
 3/02                                  $  9,387                          $  9,723                           $ 10,115
 4/02                                  $  8,638                          $  8,930                           $  9,502
 5/02                                  $  8,418                          $  8,714                           $  9,432
 6/02                                  $  7,550                          $  7,908                           $  8,760
 7/02                                  $  7,043                          $  7,473                           $  8,077
 8/02                                  $  7,060                          $  7,495                           $  8,130
 9/02                                  $  6,485                          $  6,718                           $  7,247
10/02                                  $  6,922                          $  7,334                           $  7,885

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                         ONE         FIVE       TEN          SINCE
                                         YEAR        YEAR       YEAR       INCEPTION
                                       --------     -------     -----     -----------
Common Class                           (25.71%)     (2.37%)     8.97%       8.61%
Advisor Class                          (26.09%)     (2.84%)     8.45%       8.23%
Class A Without Sales Charge               --          --         --      (34.76%)(3)
Class A With Maximum
  Sales Charge                             --          --         --      (38.50%)(3)
Class B Without CDSC                       --          --         --      (35.15%)(3)
Class B With CDSC                          --          --         --      (37.74%)(3)
Class C Without CDSC                       --          --         --      (35.15%)(3)
Class C With CDSC                          --          --         --      (35.80%)(3)

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002

                                         ONE         FIVE       TEN          SINCE
                                         YEAR        YEAR       YEAR       INCEPTION
                                       --------     -------     -----     -----------
Common Class                           (22.79%)     (0.24%)     9.53%       9.10%
Advisor Class                          (23.13%)     (0.72%)     9.02%       8.73%
Class A Without Sales Charge               --          --         --      (29.57%)(3)
Class A With Maximum
  Sales Charge                             --          --         --      (33.61%)(3)
Class B Without CDSC                       --          --         --      (30.08%)(3)
Class B With CDSC                          --          --         --      (32.88%)(3)
Class C Without CDSC                       --          --         --      (30.08%)(3)
Class C With CDSC                          --          --         --      (30.78%)(3)

----------
(1) The benchmark for the Capital Appreciation Fund changed from the S&P 500 Index to the Russell 1000(R) Growth Index on 11/15/2001 to better reflect the Fund's emphasis on growth stocks. The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3,000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -33.61%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -32.88%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -30.78%.
(3)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE EMERGING GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class and Advisor Class Shares of Credit Suisse Emerging Growth Fund (the "Fund") had losses of 19.57% and 20.01%, respectively, vs. declines of 20.64% for the Russell 2500 Growth Index(1) and 17.61% for the Russell Midcap Growth Index.(2) The Fund's Class A Shares(3),(4) (inception date of November 30, 2001) had a loss of 27.08% for the 11 month period ended October 31, 2002, vs. same-period declines of 26.95% for the Russell 2500 Growth Index and 25.62% for the Russell Midcap Growth Index.

   The period was a poor one for stocks in general. Equity markets began the period on a positive note, rebounding from their post-September 11 plunge on confidence that "worst-case" scenarios would continue to be avoided. A decline in short-term interest rates and stronger-than-expected economic growth supported stocks into the spring of 2002. However, markets ultimately were overwhelmed by ethical and accounting irregularities, combined with heightened geopolitical risks, a fading of economic optimism and a clouded profit outlook. Selling pressure was broad-based, and most sectors of the stock market had significant losses for the 12 months.

   The Fund's performance reflected the difficult investment environment in the period, with most of its holdings losing ground amid the broad selloff. From a relative return perspective, stocks that hampered the Fund's return included its consumer-discretionary and financial-services holdings. On the positive side, one factor that aided the Fund was its overweighting in the health-care sector, which outperformed the broader stock market.

   Given the market's recent behavior, we remain committed to fundamental research to develop the necessary convictions in these turbulent times. As part of this effort, we continue to research companies not only on the basis of their individual prospects, but on information related to their industry, competitors and suppliers. We are looking for any guidance that might provide an edge in this difficult environment.

   There remain grounds for caution. Economic growth appears tepid, certainly compared with growth in the wake of previous recessions. Geopolitical tensions persist, and will likely intensify from time to time over the next year. However, we feel that, because markets often discount news well in advance, much of the negative outlook has now probably been factored into equity prices. Although stocks ended the period with a positive October, investor sentiment seems to remain lackluster, and hence any encouraging data could go a long way in supporting stocks. Finally, liquidity has been increasing, which historically has also been good for equities (although past performance cannot guarantee future results). We believe that interest rates will likely remain low over the intermediate term, continuing to aid the consumer. Wage growth has also been surprisingly strong, driven by significant gains in productivity.

   All things considered, we believe that economic activity could improve headed into 2003, helped by low interest rates and ongoing mortgage refinancing activity. That said, we are watching employment closely. If the unemployment rate continues to drift upward, this could have a large, negative impact on a consumer's propensity to spend.

   For our part, we will remain focused on identifying companies that we believe have the resources and management skills to weather current conditions and poise themselves for longer-term growth. We intend to remain well-diversified by sector, with, over the near term at least, a roughly neutral position in technology and an overweighting in health care and an underweighting in the consumer-discretionary sector.

Elizabeth B. Dater        Sammy Oh                Roger M. Harris
Co-Portfolio Manager      Co-Portfolio Manager    Co-Portfolio Manager

   INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE EMERGING GROWTH FUND COMMON CLASS SHARES, ADVISOR
      CLASS SHARES, THE RUSSELL 2500 GROWTH INDEX(1) AND THE RUSSELL MIDCAP
                 GROWTH INDEX(2) FOR THE TEN YEARS. (UNAUDITED)

            CREDIT SUISSE EMERGING       CREDIT SUISSE EMERGING        RUSSELL 2500        RUSSELL MIDCAP
           GROWTH FUND COMMON CLASS     GROWTH FUND ADVISOR CLASS     GROWTH INDEX(1)      GROWTH INDEX(2)
                           $ 10,000                      $ 10,000            $ 10,000             $ 10,000
11/92                      $ 11,029                      $ 11,028            $ 10,805             $ 10,632
12/92                      $ 11,183                      $ 11,172            $ 11,123             $ 10,836
 1/93                      $ 11,406                      $ 11,396            $ 11,201             $ 10,963
 2/93                      $ 10,827                      $ 10,814            $ 10,639             $ 10,626
 3/93                      $ 11,351                      $ 11,335            $ 10,983             $ 10,933
 4/93                      $ 11,161                      $ 11,139            $ 10,574             $ 10,484
 5/93                      $ 11,718                      $ 11,688            $ 11,225             $ 10,979
 6/93                      $ 11,880                      $ 11,845            $ 11,252             $ 10,934
 7/93                      $ 12,164                      $ 12,125            $ 11,261             $ 10,900
 8/93                      $ 12,894                      $ 12,847            $ 11,855             $ 11,533
 9/93                      $ 13,429                      $ 13,373            $ 12,159             $ 11,671
10/93                      $ 13,229                      $ 13,166            $ 12,398             $ 11,859
11/93                      $ 12,677                      $ 12,617            $ 11,949             $ 11,583
12/93                      $ 13,208                      $ 13,134            $ 12,474             $ 12,048
 1/94                      $ 13,599                      $ 13,521            $ 12,834             $ 12,358
 2/94                      $ 13,374                      $ 13,295            $ 12,855             $ 12,252
 3/94                      $ 12,527                      $ 12,449            $ 12,107             $ 11,674
 4/94                      $ 12,314                      $ 12,229            $ 12,094             $ 11,646
 5/94                      $ 12,030                      $ 11,943            $ 11,851             $ 11,663
 6/94                      $ 11,847                      $ 11,753            $ 11,325             $ 11,161
 7/94                      $ 12,006                      $ 11,907            $ 11,571             $ 11,470
 8/94                      $ 12,717                      $ 12,610            $ 12,421             $ 12,154
 9/94                      $ 12,942                      $ 12,830            $ 12,415             $ 11,954
10/94                      $ 13,250                      $ 13,128            $ 12,629             $ 12,161
11/94                      $ 12,605                      $ 12,485            $ 12,069             $ 11,624
12/94                      $ 13,019                      $ 12,890            $ 12,314             $ 11,787
 1/95                      $ 12,824                      $ 12,687            $ 12,194             $ 11,929
 2/95                      $ 13,481                      $ 13,336            $ 12,857             $ 12,564
 3/95                      $ 13,848                      $ 13,693            $ 13,356             $ 13,062
 4/95                      $ 14,238                      $ 14,068            $ 13,507             $ 13,172
 5/95                      $ 14,404                      $ 14,229            $ 13,714             $ 13,496
 6/95                      $ 15,642                      $ 15,449            $ 14,547             $ 14,110
 7/95                      $ 16,796                      $ 16,581            $ 15,693             $ 14,998
 8/95                      $ 17,406                      $ 17,170            $ 15,824             $ 15,163
 9/95                      $ 18,318                      $ 18,063            $ 16,163             $ 15,500
10/95                      $ 17,744                      $ 17,492            $ 15,592             $ 15,109
11/95                      $ 18,200                      $ 17,933            $ 16,230             $ 15,784
12/95                      $ 19,037                      $ 18,757            $ 16,445             $ 15,792
 1/96                      $ 18,773                      $ 18,485            $ 16,496             $ 16,071
 2/96                      $ 19,489                      $ 19,187            $ 17,222             $ 16,679
 3/96                      $ 19,822                      $ 19,510            $ 17,596             $ 16,811
 4/96                      $ 21,481                      $ 21,129            $ 18,800             $ 17,623
 5/96                      $ 21,763                      $ 21,401            $ 19,471             $ 17,983
 6/96                      $ 20,952                      $ 20,598            $ 18,495             $ 17,439
 7/96                      $ 18,691                      $ 18,365            $ 16,657             $ 16,085
 8/96                      $ 19,790                      $ 19,434            $ 17,804             $ 16,955
 9/96                      $ 20,902                      $ 20,516            $ 18,749             $ 18,032
10/96                      $ 20,606                      $ 20,238            $ 18,165             $ 17,820
11/96                      $ 20,739                      $ 20,358            $ 18,831             $ 18,870
12/96                      $ 20,915                      $ 20,524            $ 18,924             $ 18,552
 1/97                      $ 21,677                      $ 21,266            $ 19,490             $ 19,373
 2/97                      $ 20,713                      $ 20,308            $ 18,636             $ 18,947
 3/97                      $ 19,517                      $ 19,129            $ 17,409             $ 17,876
 4/97                      $ 19,561                      $ 19,167            $ 17,488             $ 18,314
 5/97                      $ 21,771                      $ 21,323            $ 19,584             $ 19,955
 6/97                      $ 22,677                      $ 22,204            $ 20,239             $ 20,507
 7/97                      $ 23,999                      $ 23,491            $ 21,524             $ 22,470
 8/97                      $ 24,502                      $ 23,974            $ 22,049             $ 22,251
 9/97                      $ 26,335                      $ 25,762            $ 23,606             $ 23,377
10/97                      $ 24,968                      $ 24,411            $ 22,133             $ 22,206
11/97                      $ 24,817                      $ 24,259            $ 21,794             $ 22,440
12/97                      $ 25,361                      $ 24,781            $ 21,716             $ 22,734
 1/98                      $ 24,723                      $ 24,151            $ 21,433             $ 22,325
 2/98                      $ 27,194                      $ 26,556            $ 23,272             $ 24,424
 3/98                      $ 28,483                      $ 27,810            $ 24,136             $ 25,448
 4/98                      $ 28,745                      $ 28,054            $ 24,356             $ 25,793
 5/98                      $ 27,006                      $ 26,347            $ 22,792             $ 24,732
 6/98                      $ 28,134                      $ 27,437            $ 22,959             $ 25,432
 7/98                      $ 25,958                      $ 25,302            $ 21,249             $ 24,343
 8/98                      $ 20,862                      $ 20,329            $ 16,421             $ 19,697
 9/98                      $ 21,654                      $ 21,094            $ 17,861             $ 21,186
10/98                      $ 22,621                      $ 22,029            $ 19,067             $ 22,746
11/98                      $ 24,011                      $ 23,371            $ 20,423             $ 24,281
12/98                      $ 26,837                      $ 26,115            $ 22,389             $ 26,795
 1/99                      $ 27,247                      $ 26,508            $ 23,037             $ 27,598
 2/99                      $ 24,535                      $ 23,852            $ 21,168             $ 26,249
 3/99                      $ 25,831                      $ 25,105            $ 22,153             $ 27,711
 4/99                      $ 25,830                      $ 25,099            $ 23,921             $ 28,973
 5/99                      $ 26,260                      $ 25,506            $ 24,168             $ 28,601
 6/99                      $ 28,301                      $ 27,470            $ 25,876             $ 30,597
 7/99                      $ 27,912                      $ 27,084            $ 25,349             $ 29,623
 8/99                      $ 27,288                      $ 26,468            $ 24,801             $ 29,315
 9/99                      $ 27,314                      $ 26,481            $ 24,979             $ 29,066
10/99                      $ 29,362                      $ 28,454            $ 26,195             $ 31,313
11/99                      $ 32,565                      $ 31,544            $ 29,288             $ 34,556
12/99                      $ 38,058                      $ 36,847            $ 34,811             $ 40,540
 1/00                      $ 36,821                      $ 35,638            $ 34,617             $ 40,531
 2/00                      $ 44,302                      $ 42,862            $ 43,497             $ 49,051
 3/00                      $ 42,835                      $ 41,429            $ 40,084             $ 49,100
 4/00                      $ 38,355                      $ 37,078            $ 36,179             $ 44,333
 5/00                      $ 35,568                      $ 34,374            $ 32,957             $ 41,101
 6/00                      $ 39,544                      $ 38,200            $ 37,315             $ 45,462
 7/00                      $ 38,162                      $ 36,845            $ 34,257             $ 42,584
 8/00                      $ 42,734                      $ 41,242            $ 38,722             $ 49,005
 9/00                      $ 42,405                      $ 40,904            $ 36,218             $ 46,609
10/00                      $ 38,345                      $ 36,976            $ 33,978             $ 43,421
11/00                      $ 31,208                      $ 30,085            $ 27,505             $ 33,986
12/00                      $ 33,478                      $ 32,267            $ 29,210             $ 35,777
 1/01                      $ 33,161                      $ 31,936            $ 31,102             $ 37,821
 2/01                      $ 27,173                      $ 26,170            $ 26,303             $ 31,278
 3/01                      $ 24,180                      $ 23,273            $ 23,393             $ 26,801
 4/01                      $ 27,210                      $ 26,170            $ 26,958             $ 31,269
 5/01                      $ 26,772                      $ 25,736            $ 27,740             $ 31,122
 6/01                      $ 26,753                      $ 25,717            $ 28,369             $ 31,138
 7/01                      $ 25,336                      $ 24,348            $ 26,278             $ 29,039
 8/01                      $ 23,890                      $ 22,942            $ 24,531             $ 26,934
 9/01                      $ 20,524                      $ 19,705            $ 20,689             $ 22,481
10/01                      $ 22,007                      $ 21,121            $ 22,730             $ 24,845
11/01                      $ 24,170                      $ 23,188            $ 24,694             $ 27,520
12/01                      $ 25,170                      $ 24,134            $ 26,048             $ 28,567
 1/02                      $ 24,098                      $ 23,105            $ 24,935             $ 27,639
 2/02                      $ 22,718                      $ 21,765            $ 23,394             $ 26,072
 3/02                      $ 23,986                      $ 22,973            $ 25,277             $ 28,061
 4/02                      $ 23,631                      $ 22,624            $ 24,438             $ 26,576
 5/02                      $ 22,577                      $ 21,603            $ 23,206             $ 25,784
 6/02                      $ 20,944                      $ 20,037            $ 21,073             $ 22,938
 7/02                      $ 17,755                      $ 16,979            $ 18,456             $ 20,708
 8/02                      $ 17,820                      $ 17,035            $ 18,452             $ 20,636
 9/02                      $ 16,589                      $ 15,855            $ 17,057             $ 18,997
10/02                      $ 17,704                      $ 16,517            $ 18,038             $ 20,470

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EMERGING GROWTH FUND CLASS A SHARES(3), THE RUSSELL 2500
           GROWTH INDEX(1) AND THE RUSSELL MIDCAP GROWTH INDEX(2) FROM
                        INCEPTION (11/30/01). (UNAUDITED)

        CREDIT SUISSE EMERGING          RUSSELL 2500               RUSSELL MIDCAP
        GROWTH FUND CLASS A(3)         GROWTH INDEX(1)            GROWTH INDEX(2)
11/01                  $ 9,425                $ 10,000                   $ 10,000
12/01                  $ 9,811                $ 10,548                   $ 10,380
 1/02                  $ 9,389                $ 10,098                   $ 10,043
 2/02                  $ 8,848                $  9,474                   $  9,474
 3/02                  $ 9,339                $ 10,236                   $ 10,196
 4/02                  $ 9,197                $  9,896                   $  9,657
 5/02                  $ 8,786                $  9,398                   $  9,369
 6/02                  $ 8,146                $  8,534                   $  8,335
 7/02                  $ 6,902                $  7,474                   $  7,525
 8/02                  $ 6,529                $  7,472                   $  7,498
 9/02                  $ 5,525                $  6,908                   $  6,903
10/02                  $ 6,873                $  7,305                   $  7,438

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                         ONE         FIVE       TEN         SINCE
                                         YEAR        YEAR       YEAR      INCEPTION
                                        ------       ----       ----      ---------
Common Class                           (19.17%)     (8.82%)     5.59%       8.54%
Advisor Class                          (19.53%)     (9.25%)     5.11%       6.49%
Class A Without Sales Charge               --          --         --      (31.59%)(4)
Class A With Maximum
  Sales Charge                             --          --         --      (35.52%)(4)

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002

                                         ONE         FIVE       TEN         SINCE
                                         YEAR        YEAR       YEAR      INCEPTION
                                        ------       ----       ----      ---------
Common Class                           (19.57%)     (6.65%)     5.88%       8.97%
Advisor Class                          (20.01%)     (7.10%)     5.38%       7.03%
Class A Without Sales Charge               --          --         --      (27.08%)(4)
Class A With Maximum
  Sales Charge                             --          --         --      (31.27%)(4)

----------
(1) The Russell 2500(R) Growth Index measures the performance of those companies in the Russell 2500(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by the Frank Russell Company. The Russell 2500(R) Index is composed of the 2,500 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500(R) Index represents approximately 22% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an index.
(2) The Russell MidCap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and are compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -31.27%.
(4)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class Shares of Credit Suisse Small Cap Growth Fund (the "Fund")(1) had a loss of 18.21%, vs. a decline of 21.56% for the Russell 2000 Growth Index.(2) The Fund's Class A Shares(3),(4) (inception date of November 30, 2001) had a loss of 25.53% for the 11 month period ended October 31, 2002, vs. a same-period decline of 27.61% for the Russell 2000 Growth Index.

   The period was a poor one for stocks in general. Equity markets began the period on a positive note, rebounding from their post-September 11 plunge on confidence that "worst-case" scenarios would continue to be avoided. A decline in short-term interest rates and stronger-than-expected economic growth supported stocks into the spring of 2002. However, markets ultimately were overwhelmed by ethical and accounting irregularities, combined with heightened geopolitical risks, a fading of economic optimism and a clouded profit outlook. Selling pressure was broad-based, and most sectors of the stock market had significant losses for the 12 months.

   The Fund's performance reflected the difficult investment environment in the period, with most of its holdings losing ground amid the broad selloff. However, the Fund outperformed its benchmark, aided by relatively good showings from the Fund's health-care and consumer-discretionary holdings.

   As we look ahead, our view is that the economy should remain on a growth path, though the recovery might be a sluggish one for a few months at least. The Federal Reserve's aggressive reduction of interest rates over the past year has appeared to be less and less stimulative, and it may take time for other stimulative catalysts (e.g., tax cuts or an increase in corporate investment spending) to support investor confidence.

   Our focus will remain on well-managed companies that we believe can successfully execute their business models. Companies we favor at present include media names, especially radio companies that are picking up market share from newspapers. We believe that advertising revenues will remain supportive heading into 2003.

   Elsewhere of note, we intend to remain overweighted in health care, at least over the near-to-intermediate term. Our holdings continue to include medical-devices and services companies that are delivering good earnings results. Regarding the consumer area, we have some concerns over retailers in general, and have trimmed certain positions. We continue to view technology as a trouble spot, and do not plan to have an aggressive weighting anytime soon. However, we are identifying companies trading at what we consider to be compelling valuations, and will look for opportunities to selectively increase our exposure going forward.

Elizabeth B. Dater              Sammy Oh
Co-Portfolio Manager            Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP GROWTH FUND(1) COMMON CLASS SHARES AND THE RUSSELL 2000 GROWTH INDEX(2) FROM INCEPTION (12/31/96). (UNAUDITED)

           CREDIT SUISSE EMERGING              RUSSELL 2000
         GROWTH FUND(1) COMMON CLASS          GROWTH INDEX(2)
12/96                       $ 10,000                $ 10,000
 1/97                       $ 10,350                $ 10,250
 2/97                       $ 10,020                $  9,631
 3/97                       $  9,250                $  8,951
 4/97                       $  8,940                $  8,848
 5/97                       $ 10,280                $ 10,177
 6/97                       $ 10,840                $ 10,523
 7/97                       $ 11,370                $ 11,062
 8/97                       $ 11,650                $ 11,394
 9/97                       $ 12,930                $ 12,303
10/97                       $ 12,250                $ 11,564
11/97                       $ 12,070                $ 11,288
12/97                       $ 12,229                $ 11,295
 1/98                       $ 11,928                $ 11,144
 2/98                       $ 12,802                $ 12,128
 3/98                       $ 13,637                $ 12,637
 4/98                       $ 13,496                $ 12,714
 5/98                       $ 12,360                $ 11,790
 6/98                       $ 12,591                $ 11,911
 7/98                       $ 11,415                $ 10,916
 8/98                       $  8,951                $  8,396
 9/98                       $  9,846                $  9,248
10/98                       $ 10,168                $  9,730
11/98                       $ 11,093                $ 10,485
12/98                       $ 12,058                $ 11,434
 1/99                       $ 12,622                $ 11,948
 2/99                       $ 11,646                $ 10,855
 3/99                       $ 12,501                $ 11,242
 4/99                       $ 12,994                $ 12,234
 5/99                       $ 13,064                $ 12,254
 6/99                       $ 14,573                $ 12,899
 7/99                       $ 14,402                $ 12,500
 8/99                       $ 14,391                $ 12,033
 9/99                       $ 15,156                $ 12,265
10/99                       $ 16,694                $ 12,579
11/99                       $ 19,138                $ 13,909
12/99                       $ 24,024                $ 16,361
 1/00                       $ 23,827                $ 16,208
 2/00                       $ 32,637                $ 19,979
 3/00                       $ 28,922                $ 17,879
 4/00                       $ 24,533                $ 16,074
 5/00                       $ 22,198                $ 14,666
 6/00                       $ 26,629                $ 16,561
 7/00                       $ 23,713                $ 15,142
 8/00                       $ 27,428                $ 16,734
 9/00                       $ 25,612                $ 15,903
10/00                       $ 23,983                $ 14,612
11/00                       $ 19,863                $ 11,959
12/00                       $ 21,835                $ 12,691
 1/01                       $ 21,389                $ 13,718
 2/01                       $ 18,826                $ 11,837
 3/01                       $ 16,657                $ 10,761
 4/01                       $ 19,033                $ 12,078
 5/01                       $ 18,815                $ 12,358
 6/01                       $ 19,272                $ 12,696
 7/01                       $ 18,192                $ 11,613
 8/01                       $ 17,103                $ 10,887
 9/01                       $ 14,415                $  9,130
10/01                       $ 15,961                $ 10,008
11/01                       $ 17,518                $ 10,844
12/01                       $ 18,981                $ 11,519
 1/02                       $ 18,421                $ 11,109
 2/02                       $ 16,802                $ 10,390
 3/02                       $ 18,296                $ 11,293
 4/02                       $ 17,807                $ 11,049
 5/02                       $ 16,696                $ 10,403
 6/02                       $ 15,222                $  9,521
 7/02                       $ 12,990                $  8,057
 8/02                       $ 12,845                $  8,053
 9/02                       $ 12,275                $  7,472
10/02                       $ 13,054                $  7,850


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE SMALL CAP GROWTH FUND(1) CLASS A SHARES(3) AND THE
       RUSSELL 2000 GROWTH INDEX(2) FROM INCEPTION (11/30/01). (UNAUDITED)

                       CREDIT SUISSE SMALL CAP                  RUSSELL 2000
                     GROWTH FUND(1) CLASS A(3)                GROWTH INDEX(2)
11/01                                $   9,425                      $  10,000
12/01                                $  10,207                      $  10,623
 1/02                                $   9,911                      $  10,245
 2/02                                $   9,040                      $   9,582
 3/02                                $   9,843                      $  10,414
 4/02                                $   9,581                      $  10,190
 5/02                                $   8,983                      $   9,593
 6/02                                $   8,190                      $   8,780
 7/02                                $   6,989                      $   7,430
 8/02                                $   6,911                      $   7,427
 9/02                                $   6,604                      $   6,891
10/02                                $   7,017                      $   7,239

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                ONE         FIVE         SINCE
                                                YEAR        YEAR       INCEPTION
                                               ------       ----       ---------
Common Class                                   (14.83%)    (1.03%)         3.63%
Class A Without Sales Charge                       --         --         (29.92%)(4)
Class A With Maximum Sales Charge                  --         --         (33.95%)(4)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                ONE         FIVE         SINCE
                                                YEAR        YEAR       INCEPTION
                                               ------       ----       ---------
Common Class                                   (18.21%)     1.28%          4.67%
Class A Without Sales Charge                       --         --        (25.53%)(4)
Class A With Maximum Sales Charge                  --         --        (29.82%)(4)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is complied by the Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was -29.82%.
(4)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   The Class A Shares, Class B Shares and Class C Shares of Credit Suisse Strategic Small Cap Fund(1),(2) had losses of 4.60%, 4.80% and 4.80%, respectively, for the period beginning August 15, 2002 (the Fund's inception date) and ending October 31, 2002. The Russell 2000 Index(3) had a decline of 4.45% between August 1, 2002 and October 31, 2002.

   The Fund began operating within a difficult environment for stocks broadly. Worries over the economy and corporate accounting issues, along with geopolitical tensions, hampered equities in August and September, continuing a trend. The stock market had something of a rebound in October, however, aided by a few encouraging profit reports and a general lack of negative catalysts.

   Although the Fund had a negative showing in its brief reporting period, we view the small-capitalization arena as a diverse and challenging asset class that may appeal to long-term investors seeking growth. Investment opportunities range from young and rapidly growing companies -- including those backed by venture-capital firms -- to struggling companies that may be poised for a turnaround. Most importantly, we also believe that individual stock selection is critical and that experience matters greatly.

   Historically, the small-cap market has often been through extended periods in which one style -- growth or value -- dominated the other. Because these trends are relatively long in duration, they are identifiable. We believe that a manager skilled in both disciplines has the potential to more fully exploit the investment opportunities associated with small-cap stocks. Furthermore, it is our view that an investment strategy based on a rigorous fundamental process for evaluating growth opportunities and relative valuations has the potential for outperformance over time.

   We look forward to providing you with performance and strategy updates going forward and appreciate your interest in the Fund.

Elizabeth B. Dater              Roger M. Harris
Co-Portfolio Manager            Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

             AVERAGE CUMULATIVE RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                             SINCE
                                                           INCEPTION
                                                           ---------
Class A Without Sales Charge                                  (5.20%)
Class A With Maximum Sales Charge                            (10.65%)
Class B Without CDSC                                          (5.30%)
Class B With CDSC                                             (9.09%)
Class C Without CDSC                                          (5.30%)
Class C With CDSC                                             (6.25%)

              AVERAGE CUMULATIVE RETURNS AS OF OCTOBER 31, 2002(1)

                                                             SINCE
                                                           INCEPTION
                                                           ---------
Class A Without Sales Charge                                  (4.60%)
Class A With Maximum Sales Charge                            (10.09%)
Class B Without CDSC                                          (4.80%)
Class B With CDSC                                             (8.61%)
Class C Without CDSC                                          (4.80%)
Class C With CDSC                                             (5.75%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -10.09%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -8.61%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -5.75%.
(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                         NUMBER OF
                                                           SHARES           VALUE
                                                         ---------      ------------
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (1.8%)
    United Technologies Corp.                              167,800      $ 10,348,226
                                                                        ------------
AIR FREIGHT & COURIERS (2.7%)
    United Parcel Service, Inc. Class B                    259,700        15,584,597
                                                                        ------------
BANKS (4.9%)
    Bank of America Corp.                                   91,100         6,358,780
    Charter One Financial, Inc.                            218,990         6,631,017
    Wells Fargo & Co.                                      303,300        15,307,551
                                                                        ------------
                                                                          28,297,348
                                                                        ------------
BEVERAGES (5.2%)
    Anheuser-Busch Companies, Inc.                         276,300        14,577,588
    Pepsi Bottling Group, Inc.                             159,300         4,293,135
    PepsiCo, Inc.                                          262,000        11,554,200
                                                                        ------------
                                                                          30,424,923
                                                                        ------------
BIOTECHNOLOGY (5.3%)
    Genentech, Inc.*                                       246,500         8,403,185
    Gilead Sciences, Inc.*                                 187,200         6,503,328
    IDEC Pharmaceuticals Corp.*                            239,200        11,007,984
    Medimmune, Inc.*                                       186,800         4,772,740
                                                                        ------------
                                                                          30,687,237
                                                                        ------------
COMMUNICATIONS EQUIPMENT (1.3%)
    Cisco Systems, Inc.*                                   696,800         7,790,224
                                                                        ------------
COMPUTERS & PERIPHERALS (1.8%)
    Dell Computer Corp.*                                   357,000        10,213,770
                                                                        ------------
DIVERSIFIED FINANCIALS (3.2%)
    Freddie Mac                                            104,300         6,422,794
    SLM Corp.                                              121,000        12,431,540
                                                                        ------------
                                                                          18,854,334
                                                                        ------------
ELECTRICAL EQUIPMENT (1.6%)
    Harris Corp.                                           362,800         9,570,664
                                                                        ------------
ENERGY EQUIPMENT & SERVICES (1.0%)
    Bonneville Pacific Corp.*^                              16,883                 0
    Transocean, Inc.*                                      118,200         2,598,036
    Weatherford International, Ltd.*                        84,800         3,395,392
                                                                        ------------
                                                                           5,993,428
                                                                        ------------
HEALTHCARE EQUIPMENT & SUPPLIES (5.1%)
    Biomet, Inc.                                           406,300        11,969,598
    Medtronic, Inc.                                        400,600        17,946,880
                                                                        ------------
                                                                          29,916,478
                                                                        ------------

                 See Accompanying Notes to Financial Statements.

                                       15

                                                         NUMBER OF
                                                           SHARES           VALUE
                                                         ---------      ------------
COMMON STOCKS (CONTINUED)
HEALTHCARE PROVIDERS & SERVICES (2.3%)
    Anthem, Inc.*                                           83,900      $  5,285,700
    HCA, Inc.                                              190,900         8,302,241
                                                                        ------------
                                                                          13,587,941
                                                                        ------------
HOTELS, RESTAURANTS & LEISURE (2.0%)
    Carnival Corp.                                         192,900         5,038,548
    Wendy's International, Inc.                            215,100         6,814,368
                                                                        ------------
                                                                          11,852,916
                                                                        ------------
INDUSTRIAL CONGLOMERATES (4.1%)
    General Electric Co.                                   607,900        15,349,475
    Tyco International, Ltd.                               604,300         8,738,178
                                                                        ------------
                                                                          24,087,653
                                                                        ------------
INSURANCE (6.2%)
    American International Group, Inc.                     376,021        23,520,114
    Berkshire Hathaway, Inc. Class B*                        5,110        12,570,600
                                                                        ------------
                                                                          36,090,714
                                                                        ------------
MACHINERY (2.6%)
    Danaher Corp.                                          263,600        15,249,260
                                                                        ------------
MEDIA (15.0%)
    AOL Time Warner, Inc.*                                 718,600        10,599,350
    Clear Channel Communications, Inc.*                    363,400        13,463,970
    Comcast Corp. Special Class A*                         353,700         8,138,637
    Fox Entertainment Group, Inc. Class A*                 360,400         8,797,364
    Gannett Company, Inc.                                  112,400         8,534,532
    Liberty Media Corp. Class A*                           406,100         3,358,447
    Omnicom Group, Inc.                                    150,000         8,644,500
    Viacom, Inc. Class B*                                  582,192        25,971,585
                                                                        ------------
                                                                          87,508,385
                                                                        ------------
MULTILINE RETAIL (3.9%)
    Target Corp.                                           326,300         9,828,156
    Wal-Mart Stores, Inc.                                  235,900        12,632,445
                                                                        ------------
                                                                          22,460,601
                                                                        ------------
OIL & GAS (0.8%)
    Devon Energy Corp.                                      86,000         4,343,000
                                                                        ------------
PERSONAL PRODUCTS (2.1%)
    Estee Lauder Companies, Inc. Class A                   292,400         8,514,688
    Gillette Co.                                           126,900         3,791,772
                                                                        ------------
                                                                          12,306,460
                                                                        ------------

                 See Accompanying Notes to Financial Statements.

                                       16

                                                         NUMBER OF
                                                           SHARES          VALUE
                                                         ---------     -------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (9.4%)
    Johnson & Johnson                                      324,482     $  19,063,317
    Pfizer Inc.                                            822,875        26,142,739
    Wyeth                                                  291,400         9,761,900
                                                                       -------------
                                                                          54,967,956
                                                                       -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.0%)
    Analog Devices, Inc.*                                  467,000        12,515,600
    Intel Corp.                                            964,400        16,684,120
    Novellus Systems, Inc.*                                195,500         6,177,800
    Teradyne, Inc.*                                        308,000         3,729,880
    Texas Instruments, Inc.                                471,800         7,482,748
                                                                       -------------
                                                                          46,590,148
                                                                       -------------
SOFTWARE (7.0%)
    Intuit, Inc.*                                          167,400         8,691,408
    Microsoft Corp.*                                       568,800        30,413,736
    SAP AG ADR                                              98,650         1,888,161
                                                                       -------------
                                                                          40,993,305
                                                                       -------------
SPECIALTY RETAIL (2.1%)
    Home Depot, Inc.                                       426,150        12,307,212
                                                                       -------------

TOTAL COMMON STOCKS (Cost $659,455,948)                                  580,026,780
                                                                       -------------

                                                             PAR
                                                            (000)
                                                           -------
SHORT-TERM INVESTMENT (0.4%)
    State Street Bank & Trust Co. Euro Time Deposit,
     1.750%, 11/01/02 (Cost $2,183,000)                    $ 2,183         2,183,000
                                                                       -------------

TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $661,638,948)                   582,209,780

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                               1,295,747
                                                                       -------------

NET ASSETS (100.0%)                                                    $ 583,505,527
                                                                       =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

*   Non-income producing security.
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Trustees.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                          NUMBER OF
                                                           SHARES           VALUE
                                                          ---------    -------------
COMMON STOCKS (94.2%)
AUTO COMPONENTS (3.6%)
    BorgWarner, Inc.                                        145,500    $   6,544,590
    Lear Corp.*                                             213,200        7,792,460
                                                                       -------------
                                                                          14,337,050
                                                                       -------------
BANKS (4.3%)
    IndyMac Bancorp, Inc.*                                  614,700       11,458,008
    New York Community Bancorp, Inc.                        191,900        5,572,776
                                                                       -------------
                                                                          17,030,784
                                                                       -------------
BIOTECHNOLOGY (5.3%)
    Affymetrix, Inc.*                                       371,800        9,703,980
    IDEC Pharmaceuticals Corp.*                             159,200        7,326,384
    Medimmune, Inc.*                                        155,400        3,970,470
                                                                       -------------
                                                                          21,000,834
                                                                       -------------
COMMERCIAL SERVICES & SUPPLIES (4.9%)
    BISYS Group, Inc.*                                      183,100        3,277,490
    Certegy, Inc.*                                          219,100        4,601,100
    ChoicePoint, Inc.*                                       52,100        1,972,506
    ITT Educational Services, Inc.*                         454,100        9,922,085
                                                                       -------------
                                                                          19,773,181
                                                                       -------------
COMPUTERS & PERIPHERALS (0.8%)
    Network Appliance, Inc.*                                375,100        3,365,022
                                                                       -------------
CONSTRUCTION & ENGINEERING (1.5%)
    Granite Construction, Inc.                              384,000        6,151,680
                                                                       -------------
CONTAINERS & PACKAGING (2.2%)
    Owens-Illinois, Inc.*                                   404,300        4,847,557
    Pactiv Corp.*                                           203,300        4,033,472
                                                                       -------------
                                                                           8,881,029
                                                                       -------------
DIVERSIFIED FINANCIALS (1.5%)
    Legg Mason, Inc.                                        131,900        6,128,074
                                                                       -------------
ENERGY EQUIPMENT & SERVICES (1.4%)
    BJ Services Co.*                                         65,600        1,989,648
    ENSCO International, Inc.                                68,800        1,860,352
    Smith International, Inc.*                               61,300        1,916,238
                                                                       -------------
                                                                           5,766,238
                                                                       -------------
HEALTHCARE PROVIDERS & SERVICES (15.7%)
    AmerisourceBergen Corp.                                  59,000        4,197,850
    Anthem, Inc.*                                           137,400        8,656,200
    Caremark Rx, Inc.*                                      680,400       12,043,080
    Community Health Care*                                  338,000        7,943,000
    Health Net, Inc.*                                       221,800        5,190,120
    Manor Care, Inc.*                                       321,600        6,358,032
    Mid Atlantic Medical Services, Inc.*                    180,900        6,584,760
    Quest Diagnostics, Inc.*                                184,700       11,789,401
                                                                       -------------
                                                                          62,762,443
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       18

                                                          NUMBER OF
                                                            SHARES          VALUE
                                                          ---------     -------------
COMMON STOCKS (CONTINUED)
HOTELS, RESTAURANTS & LEISURE (2.0%)
    Starwood Hotels & Resorts Worldwide, Inc.               172,000    $   4,007,600
    Yum! Brands, Inc.*                                      173,700        3,913,461
                                                                       -------------
                                                                           7,921,061
                                                                       -------------
INSURANCE (6.8%)
    Ambac Financial Group, Inc.                             184,500       11,402,100
    Everest Re Group, Ltd.                                   60,500        3,510,210
    MBIA, Inc.                                              215,200        9,393,480
    Radian Group, Inc.                                       87,000        3,068,490
                                                                       -------------
                                                                          27,374,280
                                                                       -------------
INTERNET SOFTWARE & SERVICES (0.6%)
    NetWolves Corp.*                                      1,000,000          850,000
    Networld Exchange, Inc.*++                              966,183                0
    Openwave Systems, Inc.*                               1,557,100        1,697,239
                                                                       -------------
                                                                           2,547,239
                                                                       -------------
LEISURE EQUIPMENT & PRODUCTS (1.5%)
    Mattel, Inc.                                            333,100        6,115,716
                                                                       -------------
MEDIA (5.8%)
    Cox Radio, Inc. Class A*                                448,100       10,637,894
    TMP Worldwide, Inc.*                                    247,700        3,834,396
    Westwood One, Inc.*                                     245,500        8,911,650
                                                                       -------------
                                                                          23,383,940
                                                                       -------------
MULTILINE RETAIL (3.1%)
    Dollar Tree Stores, Inc.*                               470,500       12,369,445
                                                                       -------------
OIL & GAS (4.1%)
    Ocean Energy, Inc.                                      469,300        8,743,059
    Pogo Producing Co.                                      212,200        7,649,810
                                                                       -------------
                                                                          16,392,869
                                                                       -------------
PHARMACEUTICALS (7.6%)
    King Pharmaceuticals, Inc.*                             248,000        3,806,800
    Mylan Laboratories, Inc.                                182,400        5,740,128
    Scios, Inc.*                                            266,400        7,688,304
    Sepracor, Inc.*                                         533,200        4,638,840
    Shire Pharmaceuticals Group PLC ADR*                    246,400        5,755,904
    Watson Pharmaceuticals, Inc.*                           107,500        2,955,175
                                                                       -------------
                                                                          30,585,151
                                                                       -------------
ROAD & RAIL (1.0%)
    Swift Transportation Company, Inc.*                     239,300        3,850,337
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       19

                                                          NUMBER OF
                                                            SHARES          VALUE
                                                          ---------    -------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.3%)
    Analog Devices, Inc.*                                    94,700    $   2,537,960
    Integrated Circuit Systems, Inc.*                       196,200        4,010,328
    KLA-Tencor Corp.*                                        99,300        3,538,059
    Lam Research Corp.*                                     201,000        2,530,590
    Microchip Technology, Inc.                              118,500        2,891,400
    National Semiconductor Corp.*                           219,400        2,913,632
    Novellus Systems, Inc.*                                 142,300        4,496,680
    Teradyne, Inc.*                                         191,200        2,315,432
    Xilinx, Inc.*                                           209,000        3,968,910
                                                                       -------------
                                                                          29,202,991
                                                                       -------------
SOFTWARE (7.8%)
    BEA Systems, Inc.*                                      383,400        3,101,323
    EPIQ Systems, Inc.*                                     202,700        3,383,063
    Informatica Corp.*                                      421,500        2,191,800
    Manugistics Group, Inc.*                              1,096,200        3,178,980
    NetIQ Corp.*                                            400,200        5,646,822
    Network Associates, Inc.*                               688,800       10,945,032
    Quest Software, Inc.*                                   265,600        2,900,352
                                                                       -------------
                                                                          31,347,372
                                                                       -------------
SPECIALTY RETAIL (4.2%)
    Abercrombie & Fitch Co. Class A*                        351,400        6,261,948
    The TJX Companies, Inc.                                 504,700       10,356,444
                                                                       -------------
                                                                          16,618,392
                                                                       -------------
TEXTILES & APPAREL (1.2%)
    Polo Ralph Lauren Corp.*                                240,800        4,584,832
                                                                       -------------

TOTAL COMMON STOCKS (Cost $404,094,012)                                  377,489,960
                                                                       -------------
PREFERRED STOCKS (0.1%)
COSMETICS-TOILETRY (0.0%)
    Opal Concepts Series B*++                               792,603          210,040
                                                                       -------------
TELECOMMUNICATIONS (0.1%)
    Celletra, Ltd. Series C*++                            1,102,524          233,404
                                                                       -------------

TOTAL PREFERRED STOCKS (Cost $8,999,999)                                     443,444
                                                                       -------------
WARRANTS (0.0%)
HEALTHCARE PROVIDERS & SERVICES (0.0%)
    Women First HeathCare, Inc. expires 3/18/04*
     (Cost $0)                                                5,516           10,002
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       20

                                                             PAR
                                                            (000)          VALUE
                                                          ---------    -------------
CORPORATE BOND (0.0%)
MEDIA (0.0%)
    Times Square Media.com, Inc., 6.000%, 11/22/02**++
     (Cost $2,900,000)                                    $   2,900    $           0
                                                                       -------------
SHORT-TERM INVESTMENT (8.1%)
    State Street Bank and Trust Co. Euro Time Deposit,
     1.750%, 11/01/02 (Cost $32,375,000)                     32,375       32,375,000
                                                                       -------------

TOTAL INVESTMENTS AT VALUE (102.4%) (Cost $448,369,012)                  410,318,406

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.4%)                             (9,539,238)
                                                                       -------------

NET ASSETS (100.0%)                                                    $ 400,779,168
                                                                       =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

*   Non-income producing security.
**  Bond is currently in default.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                         NUMBER OF
                                                          SHARES            VALUE
                                                         ---------     -------------
COMMON STOCKS (90.4%)
AEROSPACE & DEFENSE (0.4%)
    Aeroflex, Inc.*                                         28,400     $     164,436
                                                                       -------------
AIR FREIGHT & COURIERS (1.0%)
    J.B. Hunt Transport Services, Inc.*                     15,200           420,888
                                                                       -------------
AUTO COMPONENTS (0.8%)
    BorgWarner, Inc.                                         8,000           359,840
                                                                       -------------
BANKS (2.3%)
    IndyMac Bancorp, Inc.*                                  25,400           473,456
    Westamerica Bancorp.                                    12,100           514,008
                                                                       -------------
                                                                             987,464
                                                                       -------------
BIOTECHNOLOGY (2.5%)
    Affymetrix, Inc.*                                       33,300           869,130
    Cubist Pharmaceuticals, Inc.*                           14,300            92,378
    Lynx Therapeutics, Inc.*                                 8,400             4,536
    OSI Pharmaceuticals, Inc.*                               6,900           119,508
                                                                       -------------
                                                                           1,085,552
                                                                       -------------
CHEMICALS (2.9%)
    Airgas, Inc.*                                           16,400           250,264
    Albemarle Corp.                                          8,500           239,020
    Cambrex Corp.                                           15,600           434,304
    Minerals Technologies, Inc.                              7,300           320,543
                                                                       -------------
                                                                           1,244,131
                                                                       -------------
COMMERCIAL SERVICES & SUPPLIES (2.9%)
    Education Management Corp.*                             18,500           678,950
    Kroll, Inc.*                                            15,900           309,732
    Moore Corporation Ltd.*                                 22,700           250,835
                                                                       -------------
                                                                           1,239,517
                                                                       -------------
COMMUNICATIONS EQUIPMENT (2.4%)
    Adaptec, Inc.*                                          57,100           340,316
    InterDigital Communications Corp.*                      36,900           479,700
    Polycom, Inc.*                                          21,100           207,835
                                                                       -------------
                                                                           1,027,851
                                                                       -------------
CONSTRUCTION & ENGINEERING (0.7%)
    Granite Construction, Inc.                              18,950           303,579
                                                                       -------------
CONTAINERS & PACKAGING (1.2%)
    Crown Cork & Seal Company, Inc.*                        80,200           513,280
                                                                       -------------
DIVERSIFIED FINANCIALS (2.6%)
    Affiliated Managers Group, Inc.*                        10,800           560,736
    Raymond James Financial, Inc.                           17,700           554,010
                                                                       -------------
                                                                           1,114,746
                                                                       -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
    APW, Ltd.*^@                                            46,100                 0
    Fisher Scientific International, Inc.*                  11,500           328,900
                                                                       -------------
                                                                             328,900
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       22

                                                         NUMBER OF
                                                           SHARES          VALUE
                                                         ---------     -------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES (1.6%)
    FMC Technologies, Inc.*                                 22,000     $     407,000
    Newpark Resources, Inc.*                                88,300           284,326
                                                                       -------------
                                                                             691,326
                                                                       -------------
FOOD & DRUG RETAILING (2.6%)
    Duane Reade, Inc.*                                      20,900           402,116
    Performance Food Group Co.*                             19,800           736,362
                                                                       -------------
                                                                           1,138,478
                                                                       -------------
FOOD PRODUCTS (1.6%)
    Delta and Pine Land Co.                                 23,300           446,661
    Hain Celestial Group, Inc.*                             17,900           256,507
                                                                       -------------
                                                                             703,168
                                                                       -------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
    SonoSite, Inc.*                                         17,500           258,282
    Therasense, Inc.*                                       24,000           143,280
                                                                       -------------
                                                                             401,562
                                                                       -------------
HEALTHCARE PROVIDERS & SERVICES (13.8%)
    AdvancePCS*                                             23,000           577,300
    Alliance Imaging, Inc.*                                 19,500           218,790
    Apria Healthcare Group, Inc.*                           27,600           673,164
    Community Health Care*                                  31,200           733,200
    Coventry Health Care, Inc.*                             24,500           819,770
    DaVita, Inc.*                                           14,411           345,432
    Henry Schein, Inc.*                                     12,300           617,091
    LifePoint Hospitals, Inc.*                              26,400           827,640
    Mid Atlantic Medical Services, Inc.*                    16,700           607,880
    Renal Care Group, Inc.*                                 16,800           531,720
                                                                       -------------
                                                                           5,951,987
                                                                       -------------
HOTELS, RESTAURANTS & LEISURE (2.4%)
    CKE Restaurants, Inc.*                                  37,800           153,090
    O'Charley's, Inc.*                                      18,600           366,420
    Penn National Gaming, Inc.*                             24,100           498,388
                                                                       -------------
                                                                           1,017,898
                                                                       -------------
INSURANCE (2.1%)
    HCC Insurance Holdings, Inc.                            23,000           564,190
    U.S.I. Holdings Corp.*                                  34,100           365,552
                                                                       -------------
                                                                             929,742
                                                                       -------------
INTERNET & CATALOG RETAIL (1.2%)
    ValueVision Media, Inc. Class A*                        40,300           532,766
                                                                       -------------
INTERNET SOFTWARE & SERVICES (1.8%)
    Chordiant Software, Inc.*                              118,100           168,883
    DoubleClick, Inc.*                                      52,600           368,200
    MatrixOne, Inc.*                                        50,200           132,026
    Openwave Systems, Inc.*                                106,100           115,649
                                                                       -------------
                                                                             784,758
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       23

                                                         NUMBER OF
                                                          SHARES            VALUE
                                                         ---------     -------------
COMMON STOCKS (CONTINUED)
IT CONSULTING & SERVICES (1.9%)
    CACI International, Inc. Class A*                       20,200     $     826,382
                                                                       -------------
MEDIA (8.3%)
    Cumulus Media, Inc. Class A*                            38,100           653,034
    Emmis Communications Corp. Class A*                     32,100           700,422
    Entercom Communications Corp.*                          13,200           649,704
    Getty Images, Inc.*                                     22,100           633,386
    Insight Communications Company, Inc.*                   35,100           341,874
    Scholastic Corp.*                                       14,000           618,100
                                                                       -------------
                                                                           3,596,520
                                                                       -------------
OIL & GAS (6.2%)
    Newfield Exploration Co.*                               13,600           475,864
    Pogo Producing Co.                                      16,500           594,825
    Remington Oil & Gas Corp.*                              35,400           545,160
    Spinnaker Exploration Co.*                              21,900           421,575
    Stone Energy Corp.*                                     20,000           643,200
                                                                       -------------
                                                                           2,680,624
                                                                       -------------
PHARMACEUTICALS (5.2%)
    K-V Pharmaceutical Co.*                                 23,500           399,500
    Medicis Pharmaceutical Corp. Class A*                   20,400           936,360
    Scios, Inc.*                                            17,600           507,936
    Sepracor, Inc.*                                         49,200           428,040
                                                                       -------------
                                                                           2,271,836
                                                                       -------------
ROAD & RAIL (0.7%)
    Swift Transportation Company, Inc.*                     20,200           325,018
                                                                       -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.3%)
    Brooks-PRI Automation, Inc.*                            27,408           419,068
    Cirrus Logic, Inc.*                                     40,100           132,330
    Cymer, Inc.*                                            20,000           502,400
    Integrated Circuit Systems, Inc.*                       28,600           584,584
    Semtech Corp.*                                          31,700           447,921
    Varian Semiconductor Equipment Associates, Inc.*        26,100           621,702
                                                                       -------------
                                                                           2,708,005
                                                                       -------------
SOFTWARE (7.1%)
    Agile Software Corp.*                                   42,300           288,063
    Business Objects SA*                                    14,200           211,580
    Caminus Corp.*                                          26,600            66,500
    Documentum, Inc.*                                       43,800           639,918
    Informatica Corp.*                                      54,000           280,800
    Legato Systems, Inc.*                                   52,100           189,644
    Manugistics Group, Inc.*                                86,000           249,400
    NetIQ Corp.*                                            27,800           392,258
    Precise Software Solutions, Ltd.*                       23,100           267,960
    QRS Corp.*                                               5,650            28,137
    Radiant Systems, Inc.*                                  43,300           468,506
                                                                       -------------
                                                                           3,082,766
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       24

                                                         NUMBER OF
                                                           SHARES          VALUE
                                                         ---------     -------------
COMMON STOCKS (CONTINUED)
SPECIALTY RETAIL (4.8%)
    Cost Plus, Inc.*                                        19,000     $     549,119
    Gymboree Corp.*                                         25,100           460,836
    Hot Topic, Inc.*                                        22,450           437,775
    Linens `n Things, Inc.*                                 26,500           623,015
                                                                       -------------
                                                                           2,070,745
                                                                       -------------
TEXTILES & APPAREL (0.7%)
    Tommy Hilfiger Corp.*                                   39,500           298,225
                                                                       -------------
TRADING COMPANIES & DISTRIBUTORS (0.7%)
    MSC Industrial Direct Company, Inc.*                    23,400           303,264
                                                                       -------------

TOTAL COMMON STOCKS (Cost $46,368,167)                                    39,105,254
                                                                       -------------
PREFERRED STOCK (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++
     (Cost $149,913)                                        27,600            10,764
                                                                       -------------
WARRANTS (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd., expires July 2009*^@
     (Cost $0)                                                  68                 0
                                                                       -------------

                                                            PAR
                                                           (000)
                                                         ---------
SHORT-TERM INVESTMENT (10.5%)
    State Street Bank and Trust Co. Euro Time Deposit,
     1.750%, 11/01/02 (Cost $4,520,000)                  $   4,520         4,520,000
                                                                       -------------

TOTAL INVESTMENTS AT VALUE (100.9%) (Cost $51,038,080)                    43,636,018

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)                               (396,128)
                                                                       -------------

NET ASSETS (100.0%)                                                    $  43,239,890
                                                                       =============

*   Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.
@   Company filed for bankruptcy on 9/12/02.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                         NUMBER OF
                                                           SHARES          VALUE
                                                         ---------     -------------
COMMON STOCKS (76.1%)
AEROSPACE & DEFENSE (0.9%)
    Gencorp, Inc.                                            1,000     $       8,180
                                                                       -------------
AIR FREIGHT & COURIERS (0.9%)
    J.B. Hunt Transport Services, Inc.*                        300             8,307
                                                                       -------------
AIRLINES (0.8%)
    Skywest, Inc.                                              500             7,586
                                                                       -------------
AUTO COMPONENTS (0.9%)
    BorgWarner, Inc.                                           200             8,996
                                                                       -------------
BANKS (4.0%)
    IndyMac Bancorp, Inc.*                                     900            16,776
    Southwest Bancorporation Texas*                            300             8,475
    Westamerica Bancorp.                                       300            12,744
                                                                       -------------
                                                                              37,995
                                                                       -------------
CHEMICALS (1.6%)
    Airgas, Inc.*                                              400             6,104
    Minerals Technologies, Inc.                                200             8,782
                                                                       -------------
                                                                              14,886
                                                                       -------------
COMMERCIAL SERVICES & SUPPLIES (4.5%)
    Banta Corp.                                                300             9,240
    Certegy, Inc.*                                             500            10,500
    Daisytek International Corp.*                            1,400            11,914
    ITT Educational Services, Inc.*                            500            10,925
                                                                       -------------
                                                                              42,579
                                                                       -------------
CONSTRUCTION & ENGINEERING (1.0%)
    EMCOR Group, Inc.*                                         200             9,722
                                                                       -------------
CONTAINERS & PACKAGING (4.8%)
    Crown Cork & Seal Company, Inc.*                         4,700            30,080
    Packaging Corporation America*                             500             8,690
    Silgan Holdings, Inc.*                                     400             7,408
                                                                       -------------
                                                                              46,178
                                                                       -------------
DIVERSIFIED FINANCIALS (3.6%)
    Affiliated Managers Group, Inc.*                           200            10,384
    Legg Mason, Inc.                                           200             9,292
    Raymond James Financial, Inc.                              300             9,390
    Waddell + Reed Financial, Inc.                             300             5,250
                                                                       -------------
                                                                              34,316
                                                                       -------------
ENERGY EQUIPMENT & SERVICES (1.0%)
    Newpark Resources, Inc.*                                 2,900             9,338
                                                                       -------------
FOOD PRODUCTS (1.2%)
    Delta and Pine Land Co.                                    600            11,502
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       26

                                                         NUMBER OF
                                                           SHARES          VALUE
                                                         ---------     -------------
COMMON STOCKS (CONTINUED)
HEALTHCARE EQUIPMENT & SUPPLIES (1.3%)
    Respironics, Inc.*                                         400     $      12,776
                                                                       -------------
HEALTHCARE PROVIDERS & SERVICES (6.6%)
    AdvancePCS*                                                400            10,040
    Community Health Care*                                     500            11,750
    Coventry Health Care, Inc.*                                500            16,730
    Genesis Health Ventures, Inc.*                             500             7,080
    LifePoint Hospitals, Inc.*                                 300             9,405
    Maximus, Inc.*                                             400             8,152
                                                                       -------------
                                                                              63,157
                                                                       -------------
HOTELS, RESTAURANTS & LEISURE (2.8%)
    Cec Entertainment, Inc.*                                   300             8,340
    Extended Stay America, Inc.*                               700             8,750
    Shuffle Master, Inc.*                                      400             9,176
                                                                       -------------
                                                                              26,266
                                                                       -------------
HOUSEHOLD DURABLES (1.9%)
    Beazer Homes USA, Inc.*                                    200            13,146
    Interface, Inc.                                          1,400             5,184
                                                                       -------------
                                                                              18,330
                                                                       -------------
INSURANCE (2.4%)
    HCC Insurance Holdings, Inc.                               700            17,171
    StanCorp Financial Group, Inc.                             100             5,400
                                                                       -------------
                                                                              22,571
                                                                       -------------
INTERNET & CATALOG RETAIL (0.8%)
    ValueVision Media, Inc. Class A*                           600             7,932
                                                                       -------------
LEISURE EQUIPMENT & PRODUCTS (0.9%)
    Oakley, Inc.*                                              700             8,274
                                                                       -------------
MACHINERY (0.7%)
    Kennametal, Inc.                                           200             6,234
                                                                       -------------
MEDIA (9.1%)
    Cox Radio, Inc. Class A*                                   300             7,122
    Cumulus Media, Inc. Class A*                               800            13,712
    Emmis Communications Corp. Class A*                        700            15,274
    Entercom Communications Corp.*                             200             9,844
    Gray Television, Inc.*                                   1,000             8,850
    John Wiley & Sons, Inc. Class A*                           400             8,792
    Mdc Corporation, Inc.*                                   4,600            23,000
                                                                       -------------
                                                                              86,594
                                                                       -------------
MINING (1.0%)
    Alaska Steel Holding Corp.*                                800             5,792
    Graftech International Ltd.*                             1,000             3,920
                                                                       -------------
                                                                               9,712
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       27

                                                         NUMBER OF
                                                           SHARES          VALUE
                                                         ---------     -------------
COMMON STOCKS (CONTINUED)
OIL & GAS (3.3%)
    Remington Oil & Gas Corp.*                                 600     $       9,240
    Spinnaker Exploration Co.*                                 500             9,625
    Stone Energy Corp.*                                        400            12,864
                                                                       -------------
                                                                              31,729
                                                                       -------------
PERSONAL PRODUCTS (1.2%)
    Elizabeth Arden, Inc.*                                   1,000            11,010
                                                                       -------------
PHARMACEUTICALS (1.1%)
    K-V Pharmaceutical Co.*                                    600            10,200
                                                                       -------------
REAL ESTATE (2.1%)
    Istar Financial, Inc.                                      500            14,200
    Meristar Hospitality Corp.                                 800             6,080
                                                                       -------------
                                                                              20,280
                                                                       -------------
ROAD & RAIL (2.1%)
    Landstar Systems, Inc.*                                    200             9,748
    Werner Enterprises, Inc.                                   500            10,225
                                                                       -------------
                                                                              19,973
                                                                       -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.8%)
    Brooks-PRI Automation, Inc.*                               500             7,645
    Dupont Photomasks, Inc.*                                   200             4,178
    Integrated Circuit Systems, Inc.*                          400             8,176
    Ultratech Stepper, Inc.*                                   800             7,040
                                                                       -------------
                                                                              27,039
                                                                       -------------
SOFTWARE (6.4%)
    Documentum, Inc.*                                          600             8,766
    Manugistics Group, Inc.*                                 1,700             4,930
    NetIQ Corp.*                                               800            11,288
    Radiant Systems, Inc.*                                   3,300            35,706
                                                                       -------------
                                                                              60,690
                                                                       -------------
SPECIALTY RETAIL (2.6%)
    Linens 'n Things, Inc.*                                    500            11,755
    Too, Inc.*                                                 500            12,650
                                                                       -------------
                                                                              24,405
                                                                       -------------
TEXTILES & APPAREL (0.9%)
    Skechers United States of America, Inc.*                   500             4,950
    Tommy Hilfiger Corp.*                                      500             3,775
                                                                       -------------
                                                                               8,725
                                                                       -------------
TRADING COMPANIES & DISTRIBUTORS (0.9%)
    MSC Industrial Direct Company, Inc.*                       700             9,072
                                                                       -------------

TOTAL COMMON STOCKS (Cost $740,980)                                          724,554
                                                                       -------------

                 See Accompanying Notes to Financial Statements.

                                       28

                                                            PAR
                                                           (000)           VALUE
                                                         ---------     -------------
SHORT-TERM INVESTMENT (11.0%)
    State Street Bank and Trust Co. Euro Time Deposit,
      1.750%, 11/01/02 (Cost $105,000)                   $     105     $     105,000
                                                                       -------------

TOTAL INVESTMENTS AT VALUE (87.1%) (Cost $845,980)                           829,554

OTHER ASSETS IN EXCESS OF LIABILITIES (12.9%)                                123,047
                                                                       -------------

NET ASSETS (100.0%)                                                    $     952,601
                                                                       =============

*   Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002

                                                          CAPITAL           EMERGING          SMALL CAP          STRATEGIC
                                                       APPRECIATION          GROWTH            GROWTH            SMALL CAP
                                                           FUND               FUND              FUND                FUND
                                                     ---------------    ---------------    ---------------    ---------------
ASSETS
    Investments at value (Cost $661,638,948,
      $448,369,012, $51,038,080, $845,980)           $   582,209,780    $   410,318,406    $    43,636,018    $       829,554
    Cash                                                         925                 80                445                763
    Receivable for investments sold                        4,035,686            478,779            188,983              2,105
    Receivable for fund shares sold                        1,023,341            427,504            594,249                 --
    Dividend and interest receivable                          55,221             29,765              4,675                222
    Receivable from investment adviser                            --                 --             55,343             32,115
    Deferred offering costs                                       --                 --                 --            144,497
    Prepaid expenses and other assets                         39,802             29,031             23,804              6,987
                                                     ---------------    ---------------    ---------------    ---------------
      Total Assets                                       587,364,755        411,283,565         44,503,517          1,016,243
                                                     ---------------    ---------------    ---------------    ---------------
LIABILITIES
    Advisory fee payable                                     341,721            296,109                 --                 --
    Administrative services fee payable                      101,225             69,351              6,965              1,023
    Shareholder Servicing/Distribution fee payable             8,154             18,004              7,945                556
    Payable for fund shares redeemed                       3,142,195          2,410,393            132,672                 --
    Trustee/Directors' fee payable                             2,281              2,281              2,281              2,625
    Payable for investments purchased                             --          7,470,595          1,078,614             35,352
    Other accrued expenses payable                           263,652            237,664             35,150             24,086
                                                     ---------------    ---------------    ---------------    ---------------
      Total Liabilities                                    3,859,228         10,504,397          1,263,627             63,642
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS
    Capital stock, $0.001 par value                           46,618             21,252              3,437                100
    Paid-in capital                                    1,033,627,129        755,741,355         68,962,253            998,718
    Undistributed net investment loss                             --                 --                 --             (1,355)
    Accumulated net realized loss on investments        (370,739,052)      (316,932,833)       (18,323,738)           (28,436)
    Net unrealized depreciation from investments         (79,429,168)       (38,050,606)        (7,402,062)           (16,426)
                                                     ---------------    ---------------    ---------------    ---------------
      Net Assets                                     $   583,505,527    $   400,779,168    $    43,239,890    $       952,601
                                                     ===============    ===============    ===============    ===============
COMMON SHARES
    Net assets                                       $   566,064,024    $   357,872,304    $    42,918,098    $           N/A
    Shares outstanding                                    45,184,607         18,855,464          3,411,836                N/A
                                                     ---------------    ---------------    ---------------    ---------------
    Net asset value, offering price and redemption
      price per share                                $         12.53    $         18.98    $         12.58    $           N/A
                                                     ===============    ===============    ===============    ===============
ADVISOR SHARES
    Net assets                                       $    16,693,331    $    42,906,032    $           N/A    $           N/A
    Shares outstanding                                     1,373,230          2,396,740                 NA                N/A
                                                     ---------------    ---------------    ---------------    ---------------
    Net asset value, offering price and
      redemption price per share                     $         12.16    $         17.90    $           N/A    $           N/A
                                                     ===============    ===============    ===============    ===============
A SHARES
    Net assets                                       $       449,560    $           832    $       321,792    $       381,408
    Shares outstanding                                        35,968                 44             25,592             40,000
                                                     ---------------    ---------------    ---------------    ---------------
    Net asset value and redemption price per share   $         12.50    $         18.90    $         12.57    $          9.54
                                                     ===============    ===============    ===============    ===============
    Maximum offering price per share
      (net asset value/(1-5.75%))                    $         13.26    $         20.05    $         13.34    $         10.12
                                                     ===============    ===============    ===============    ===============
B SHARES
    Net assets                                       $       205,828    $           N/A    $           N/A    $       285,598
    Shares outstanding                                        16,579                N/A                 NA             30,000
                                                     ---------------    ---------------    ---------------    ---------------
    Net asset value and offering price per share     $         12.41    $           N/A    $           N/A    $          9.52
                                                     ===============    ===============    ===============    ===============
C SHARES
    Net assets                                       $        92,784    $           N/A    $           N/A    $       285,595
    Shares outstanding                                         7,476                N/A                N/A             30,000
                                                     ---------------    ---------------    ---------------    ---------------
    Net asset value and offering price per share     $         12.41    $           N/A    $           N/A    $          9.52
                                                     ===============    ===============    ===============    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002

                                                           CAPITAL         EMERGING          SMALL CAP       STRATEGIC
                                                        APPRECIATION        GROWTH            GROWTH         SMALL CAP
                                                            FUND             FUND              FUND           FUND(1)
                                                       --------------   --------------    -------------    -------------
INVESTMENT INCOME
    Dividends                                          $    4,897,115   $    1,554,871    $      30,163    $         775
    Interest                                                  366,065        1,144,447           64,848              269
    Foreign Taxes                                             (12,786)         (11,844)              --               --
                                                       --------------   --------------    -------------    -------------
      Total investment income                               5,250,394        2,687,474           95,011            1,044
                                                       --------------   --------------    -------------    -------------
EXPENSES
    Investment advisory fees                                5,607,846        6,548,069          424,166            1,981
    Administrative services fees                            1,344,772        1,230,652           76,170            1,601
    Shareholder Servicing/Distribution fees                   118,562          367,908          106,042            1,461
    Transfer agent fees                                     1,421,693        1,535,939          150,676            4,500
    Printing fees                                             159,148          153,829           72,220           12,000
    Registration fees                                         104,979           81,275           58,262              637
    Custodian fees                                             63,519           70,528           22,137              762
    Legal fees                                                 55,321           75,004           58,147            8,051
    Insurance expense                                          45,525           49,846            4,805               --
    Audit fees                                                 45,375           55,472           14,975           12,500
    Interest expense                                           21,535           18,637            1,172               --
    Trustees'/Directors' fees                                  16,995           16,762           14,495            2,634
    Offering Costs                                                 --               --               --           39,303
    Miscellaneous expense                                       6,179            9,956            8,611            1,752
                                                       --------------   --------------    -------------    -------------
      Total expenses                                        9,011,449       10,213,877        1,011,878           87,182
    Less: fees waived and expenses reimbursed                      --               --         (418,044)         (83,322)
                                                       --------------   --------------    -------------    -------------
      Net expenses                                          9,011,449       10,213,877          593,834            3,860
                                                       --------------   --------------    -------------    -------------
       Net investment loss                                 (3,761,055)      (7,526,403)        (498,823)          (2,816)
                                                       --------------   --------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS
    Net realized loss from investments                   (187,905,054)     (10,588,870)      (5,878,573)         (28,436)
    Net change in unrealized appreciation
      (depreciation) from investments                      (1,820,396)     (84,278,177)      (2,296,548)         (16,426)
                                                       --------------   --------------    -------------    -------------
    Net realized and unrealized loss from investments    (189,725,450)     (94,867,047)      (8,175,121)         (44,862)
                                                       --------------   --------------    -------------    -------------
    Net decrease in net assets resulting from
      operations                                       $ (193,486,505)  $ (102,393,450)   $  (8,673,944)   $     (47,678)
                                                       ==============   ==============    =============    =============

(1)  For the period August 15, 2002 (inception date) through October 31, 2002

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                CAPITAL APPRECIATION FUND
                                                                            ---------------------------------
                                                                                    FOR THE YEAR ENDED
                                                                            ---------------------------------
                                                                              OCTOBER 31,       OCTOBER 31,
                                                                                 2002              2001
                                                                            --------------    ---------------
FROM OPERATIONS
  Net investment loss                                                       $   (3,761,055)   $    (1,389,226)
  Net realized loss from investments                                          (187,905,054)      (179,638,470)
  Net change in unrealized appreciation (depreciation) from investments         (1,820,396)      (438,019,325)
                                                                            --------------    ---------------
    Net decrease in net assets resulting from operations                      (193,486,505)      (619,047,021)
                                                                            --------------    ---------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                                                            (64,750)      (232,592,867)
    Advisor shares                                                                  (1,962)        (4,525,794)
                                                                            --------------    ---------------
    Net decrease in net assets resulting from distributions                        (66,712)      (237,118,661)
                                                                            --------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 283,614,582        352,601,406
  Reinvestment of distributions                                                     64,408        229,020,605
  Net asset value of shares redeemed                                          (431,736,766)      (452,544,375)
                                                                            --------------    ---------------
    Net increase (decrease) in net assets from capital share transactions     (148,057,776)       129,077,636
                                                                            --------------    ---------------
  Net increase (decrease) in net assets                                       (341,610,993)      (727,088,046)

NET ASSETS
  Beginning of year                                                            925,116,520      1,652,204,566
                                                                            --------------    ---------------
  End of year                                                               $  583,505,527    $   925,116,520
                                                                            ==============    ===============
ACCUMULATED NET INVESTMENT LOSS                                             $           --    $            --
                                                                            ==============    ===============

(1)  For the period August 15, 2002 (inception date) through October 31, 2002

                                       32

                                                                                   EMERGING GROWTH FUND
                                                                            --------------------------------
                                                                                    FOR THE YEAR ENDED
                                                                            --------------------------------
                                                                             OCTOBER 31,       OCTOBER 31,
                                                                                2002              2001
                                                                            -------------    ---------------
FROM OPERATIONS
  Net investment loss                                                       $  (7,526,403)   $   (11,853,322)
  Net realized loss from investments                                          (10,588,870)      (296,964,892)
  Net change in unrealized appreciation (depreciation) from investments       (84,278,177)      (623,254,010)
                                                                            -------------    ---------------
    Net decrease in net assets resulting from operations                     (102,393,450)      (932,072,224)
                                                                            -------------    ---------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                                                           (98,422)      (351,030,311)
    Advisor shares                                                                (12,023)       (47,450,198)
                                                                            -------------    ---------------
    Net decrease in net assets resulting from distributions                      (110,445)      (398,480,509)
                                                                            -------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                131,226,241        310,078,010
  Reinvestment of distributions                                                   109,170        393,114,403
  Net asset value of shares redeemed                                         (607,725,162)       (59,824,402)
                                                                            -------------    ---------------
    Net increase (decrease) in net assets from capital share transactions    (476,389,751)       (82,313,947)
                                                                            -------------    ---------------
  Net increase (decrease) in net assets                                      (578,893,646)    (1,412,866,680)

NET ASSETS
  Beginning of year                                                           979,672,814      2,392,539,494
                                                                            -------------    ---------------
  End of year                                                               $ 400,779,168    $   979,672,814
                                                                            =============    ===============
ACCUMULATED NET INVESTMENT LOSS                                             $          --    $            --
                                                                            =============    ===============

                                                                              SMALL CAP GROWTH FUND       STRATEGIC SMALL CAP FUND
                                                                           ---------------------------    ------------------------
                                                                                FOR THE YEAR ENDED          FOR THE PERIOD ENDED
                                                                           ---------------------------    ------------------------
                                                                            OCTOBER 31,   OCTOBER 31,           OCTOBER 31,
                                                                                2002         2001                 2002(1)
                                                                           ------------   ------------          -----------
FROM OPERATIONS
  Net investment loss                                                      $   (498,823)  $   (426,231)         $    (2,816)
  Net realized loss from investments                                         (5,878,573)   (10,779,495)             (28,436)
  Net change in unrealized appreciation (depreciation) from investments      (2,296,548)    (5,963,660)             (16,426)
                                                                           ------------   ------------          -----------
    Net decrease in net assets resulting from operations                     (8,673,944)   (17,169,386)             (47,678)
                                                                           ------------   ------------          -----------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                                                              --             --                   --
    Advisor shares                                                                   --             --                   --
                                                                           ------------   ------------          -----------
    Net decrease in net assets resulting from distributions                          --             --                   --
                                                                           ------------   ------------          -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                               75,293,387     66,230,181          $ 1,000,279
  Reinvestment of distributions                                                      --             --                   --
  Net asset value of shares redeemed                                        (60,515,458)            --                   --
                                                                           ------------   ------------          -----------
    Net increase (decrease) in net assets from capital share transactions    15,468,985      5,714,723            1,000,279
                                                                           ------------   ------------          -----------
  Net increase (decrease) in net assets                                       6,795,041    (11,454,663)             952,601

NET ASSETS
  Beginning of year                                                          36,444,849     47,899,512                   --
                                                                           ------------   ------------          -----------
  End of year                                                              $ 43,239,890   $ 36,444,849          $   952,601
                                                                           ============   ============          ===========
ACCUMULATED NET INVESTMENT LOSS                                            $         --   $         --          $    (1,355)
                                                                           ============   ============          ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                   2002               2001             2000            1999             1998
                                                -----------       -----------      -----------     -------------       ---------
PER SHARE DATA
  Net asset value, beginning of period          $     16.23       $     30.57      $     25.82     $       19.52       $   21.09
                                                -----------       -----------      -----------     -------------       ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.07)(1)         (0.02)           (0.05)            (0.05)           0.01
  Net gain (loss) on investments
    (both realized and unrealized)                    (3.63)           (10.04)            7.72              7.27            2.31
                                                -----------       -----------      -----------     -------------       ---------
      Total from investment operations                (3.70)           (10.06)            7.67              7.22            2.32
                                                -----------       -----------      -----------     -------------       ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   --                --               --             (0.01)          (0.08)
  Distributions from net realized gains                  --(2)          (4.28)           (2.92)            (0.91)          (3.81)
                                                -----------       -----------      -----------     -------------       ---------
      Total dividends and distributions                  --             (4.28)           (2.92)            (0.92)          (3.89)
                                                -----------       -----------      -----------     -------------       ---------
NET ASSET VALUE, END OF PERIOD                  $     12.53       $     16.23      $     30.57     $       25.82       $   19.52
                                                ===========       ===========      ===========     =============       =========

    Total return(3)                                  (22.79)           (37.59)%          31.50%            38.28%          12.75%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $   566,064       $   899,234      $ 1,618,147     $   1,005,670       $ 646,657
    Ratio of expenses to average net assets            1.11%             0.99%(4)         0.98%(4)          1.01%(4)        1.00%(4)
    Ratio of net investment income to average
      net assets                                      (0.45)%           (0.09)%          (0.19)%           (0.23)%          0.05%
  Portfolio turnover rate                                50%              100%             140%              144%            169%

(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(4) Interest earned on univested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .99%, .96%, 1.00% and 1.00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                ----------------------------------------------------------------------------
                                                   2002               2001            2000            1999            1998
                                                ----------         ----------      ---------       ----------      ---------
PER SHARE DATA
  Net asset value, beginning of period          $    15.82         $    29.88      $   25.28       $    19.21      $   20.82
                                                ----------         ----------      ---------       ----------      ---------
INVESTMENT OPERATIONS
  Net investment loss                                (0.14)(1)          (0.12)         (0.21)           (0.20)         (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                   (3.52)             (9.81)          7.58             7.18           2.29
                                                ----------         ----------      ---------       ----------      ---------
      Total from investment operations               (3.66)             (9.93)          7.37             6.98           2.20
                                                ----------         ----------      ---------       ----------      ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                 --(2)           (4.13)         (2.77)           (0.91)         (3.81)
                                                ----------         ----------      ---------       ----------      ---------
      Total distributions                               --              (4.13)         (2.77)           (0.91)         (3.81)
                                                ----------         ----------      ---------       ----------      ---------
NET ASSET VALUE, END OF PERIOD                  $    12.16         $    15.82      $   29.88       $    25.28      $   19.21
                                                ==========         ==========      =========       ==========      =========

    Total return(3)                                 (23.13)%           (37.91)         30.83%           37.62%         12.23%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $   16,693         $   25,882      $  34,058       $   29,299      $  26,836
    Ratio of expenses to average net assets           1.61%              1.49%(4)       1.48%(4)         1.51%(4)       1.43%(4)
    Ratio of net investment income to average
      net assets                                     (0.96)%            (0.62)%        (0.69)%          (0.73)%        (0.39)%
  Portfolio turnover rate                               50%               100%           140%             144%           169%

(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(4) Interest earned on univested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.49%, 1.46%, 1.50% and 1.43% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                            FOR THE
                                                                         PERIOD ENDED
                                                                      OCTOBER 31, 2002(1)
                                                                      -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   17.75
                                                                          ---------

INVESTMENT OPERATIONS
  Net investment loss                                                         (0.09)(2)
  Net loss on investments (both realized and unrealized)                      (5.16)
                                                                          ---------
      Total from investment operations                                        (5.25)
                                                                          ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                          --(3)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                            $    12.50
                                                                          =========

      Total return                                                           (29.57)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $     450
    Ratio of expenses to average net assets                                    1.40%(5)
    Ratio of net investment loss to average net assets                        (0.77)%(5)
  Portfolio turnover rate                                                        50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods of less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)

                                                                            FOR THE
                                                                         PERIOD ENDED
                                                                      OCTOBER 31, 2002(1)
                                                                      -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   17.75
                                                                          ---------

INVESTMENT OPERATIONS
  Net investment loss                                                         (0.18)(2)
  Net loss on investments (both realized and unrealized)                      (5.16)
                                                                          ---------
      Total from investment operations                                        (5.34)
                                                                          ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                          --(3)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                            $   12.41
                                                                          =========

      Total return                                                           (30.08)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $     206
    Ratio of expenses to average net assets                                    2.15%(5)
    Ratio of net investment loss to average net assets                        (1.51)%(5)
  Portfolio turnover rate                                                        50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods of less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)

                                                                            FOR THE
                                                                          PERIOD ENDED
                                                                      OCTOBER 31, 2002(1)
                                                                      -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   17.75
                                                                          ---------

INVESTMENT OPERATIONS
  Net investment loss                                                         (0.18)(2)
  Net loss on investments (both realized and unrealized)                      (5.16)
                                                                          ---------
      Total from investment operations                                        (5.34)
                                                                          ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                          --(3)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                            $   12.41
                                                                          =========

      Total return                                                           (30.08)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $      93
    Ratio of expenses to average net assets                                    2.14%(5)
    Ratio of net investment income to average net assets                      (1.49)%(5)
  Portfolio turnover rate                                                        50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods of less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                   2002            2001               2000              1999             1998
                                                ----------      ---------        -------------      ------------     -----------
PER SHARE DATA
  Net asset value, beginning of period          $    23.60      $   50.24        $       43.73      $      33.69     $     39.66
                                                ----------      ---------        --------------     ------------     -----------

INVESTMENT OPERATIONS
  Net investment loss                                (0.23)(1)      (0.26)               (0.33)            (0.33)          (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                   (4.39)        (17.89)               13.07             10.37           (3.46)
                                                ----------      ---------        --------------     ------------     -----------
      Total from investment operations               (4.62)        (18.15)               12.74             10.04           (3.58)
                                                ----------      ---------        --------------     ------------     -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                 --(2)       (8.49)               (6.23)               --           (2.39)
                                                ----------      ---------        --------------     ------------     -----------
      Total distributions                               --          (8.49)               (6.23)               --           (2.39)
                                                ----------      ---------        --------------     ------------     -----------
NET ASSET VALUE, END OF PERIOD                  $    18.98      $   23.60        $       50.24      $      43.73     $     33.69
                                                ==========      =========        =============      ============     ===========

      Total return(3)                               (19.57)%       (42.61)%              30.60%            29.80%          (9.40)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $  357,872      $ 877,983        $   2,114,737      $  1,592,595     $ 1,532,521
    Ratio of expenses to average net assets           1.35%          1.28%(4)             1.19%(4)          1.23%(4)        1.22%(4)
    Ratio of net investment income to average
      net assets                                     (0.98)%        (0.73)%              (0.65)%           (0.75)%         (0.48)%
  Portfolio turnover rate                               67%           177%                 191%              154%             92%

(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class Shares' operating expense ratio after reflecting these arrangements were 1.28%, 1.17%, 1.22% and 1.22% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                ------------------------------------------------------------------------
                                                   2002           2001            2000           1999            1998
                                                ---------      ---------       ---------      ----------       ---------
PER SHARE DATA
  Net asset value, beginning of period          $   22.38      $   48.02       $   41.99      $    32.51       $   38.50
                                                ---------      ---------       ---------      ----------       ---------

INVESTMENT OPERATIONS
  Net investment loss                               (0.33)(1)      (0.46)          (0.61)          (0.65)          (0.49)
  Net gain (loss) on investments
    (both realized and unrealized)                  (4.15)        (16.96)          12.61           10.13           (3.11)
                                                ---------      ---------       ---------      ----------       ---------
      Total from investment operations              (4.48)        (17.42)          12.00            9.48           (3.60)
                                                ---------      ---------       ---------      ----------       ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                --(2)       (8.22)          (5.97)             --           (2.39)
                                                ---------      ---------       ---------      ----------       ---------
      Total distributions                              --          (8.22)          (5.97)             --           (2.39)
                                                ---------      ---------       ---------      ----------       ---------
NET ASSET VALUE, END OF PERIOD                  $   17.90      $   22.38       $   48.02      $    41.99       $   32.51
                                                =========      =========       =========      ==========       =========

      Total return(3)                              (20.01)%       (42.88)          29.96%          29.16%          (9.75)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $  42,906      $ 101,690       $ 277,802      $  228,244       $ 311,023
    Ratio of expenses to average net assets          1.85%          1.78%(4)        1.69%(4)        1.72%(4)        1.62%(4)
    Ratio of net investment income to average
     net assets                                     (1.49)%        (1.23)%         (1.15)%         (1.25)%         (0.87)%
  Portfolio turnover rate                              67%           177%            191%            154%             92%

(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Advisor Class Shares' operating expense ratios after reflecting these arrangements were 1.78%, 1.67%, 1.71%, and 1.62% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                            FOR THE
                                                                         PERIOD ENDED
                                                                      OCTOBER 31, 2002(1)
                                                                      -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   25.92
                                                                          ---------

INVESTMENT OPERATIONS
  Net investment loss                                                         (0.28)(2)
  Net loss on investments (both realized and unrealized)                      (6.74)
                                                                          ---------
      Total from investment operations                                        (7.02)
                                                                          ---------

LESS DISTRIBUTIONS
    Distributions from net realized gains                                        --(3)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                            $   18.90
                                                                          =========

      Total return                                                           (27.08)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $       1
    Ratio of expenses to average net assets                                    1.71%(5)
    Ratio of net investment loss to average net assets                        (1.35)%(5)
  Portfolio turnover rate                                                        67%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods of less than one year are not annualized.

(5)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                         ----------------------------------------------------------------------
                                                           2002            2001            2000           1999           1998
                                                         ---------      ---------       ---------      ---------       --------
PER SHARE DATA
  Net asset value, beginning of period                   $   15.38      $   23.11       $   16.60      $   10.11       $  12.25
                                                         ---------      ---------       ---------      ---------       --------

INVESTMENT OPERATIONS
  Net investment loss                                        (0.18)(1)      (0.18)          (0.13)         (0.13)         (0.34)
  Net gain (loss) on investments
    (both realized and unrealized)                           (2.62)         (7.55)           7.28           6.62          (1.74)
                                                         ---------      ---------       ---------      ---------       --------
      Total from investment operations                       (2.80)         (7.73)           7.15           6.49          (2.08)
                                                         ---------      ---------       ---------      ---------       --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          --             --              --             --          (0.06)
  Distributions from net realized gains                         --             --           (0.64)            --             --
                                                         ---------      ---------       ---------      ---------       --------
      Total dividends and distributions                         --             --           (0.64)            --          (0.06)
                                                         ---------      ---------       ---------      ---------       --------
NET ASSET VALUE, END OF PERIOD                           $   12.58      $   15.38       $   23.11      $   16.60       $  10.11
                                                         =========      =========       =========      =========       ========

      Total return(2)                                       (18.21)%       (33.45)%         43.65%         64.19%        (17.00)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $  42,918      $  36,445       $  47,900      $   9,020       $  4,544
    Ratio of expenses to average net assets                   1.40%          1.40%(3)        1.42(3)        1.41%(3)       1.40%(3)
    Ratio of net investment loss to average net assets       (1.18)%        (1.04)%         (0.80)%        (1.06)%        (0.95)%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements            0.98%          0.54%           0.56%          2.13%          1.10%
  Portfolio turnover rate                                       72%            74%             94%           192%           115%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Shares' operating expense ratio after reflecting these arrangements was 1.40% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                           FOR THE
                                                                         PERIOD ENDED
                                                                     OCTOBER 31, 2002(1)
                                                                     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   16.88
                                                                          ---------

INVESTMENT OPERATIONS
  Net investment loss                                                         (0.15)(2)
  Net loss on investments (both realized and unrealized)                      (4.16)
                                                                          ---------
      Total from investment operations                                        (4.31)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                            $   12.57
                                                                          =========

      Total return                                                           (25.53)%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $     322
    Ratio of expenses to average net assets(4)                                 1.40%
    Ratio of net investment loss to average net assets(4)                     (1.14)%
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements(4)                                                1.13%
  Portfolio turnover rate                                                        72%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                            FOR THE
                                                                         PERIOD ENDED
                                                                      OCTOBER 31, 2002(1)
                                                                      -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   10.00
                                                                          ---------
INVESTMENT OPERATIONS
  Net investment loss                                                         (0.02)(2)
  Net loss on investments (both realized and unrealized)                      (0.44)
                                                                          ---------
      Total from investment operations                                        (0.46)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                            $    9.54
                                                                          =========

      Total return                                                            (4.60)%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $     381
    Ratio of expenses to average net assets(4)                                 1.40%
    Ratio of net investment loss to average net assets(4)                     (0.90)%
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements(4)                                               39.96%
  Portfolio turnover rate                                                        33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return for periods of less than one year are not annualized.

(4)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)

                                                                             FOR THE
                                                                          PERIOD ENDED
                                                                       OCTOBER 31, 2002(1)
                                                                       -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   10.00
                                                                          ---------

INVESTMENT OPERATIONS
  Net investment loss                                                         (0.03)(2)
  Net loss on investments (both realized and unrealized)                      (0.45)
                                                                          ---------
      Total from investment operations                                        (0.48)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                             $   9.52
                                                                          =========

      Total return                                                            (4.80)%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $     286
    Ratio of expenses to average net assets(4)                                 2.15%
    Ratio of net investment loss to average net assets(4)                     (1.65)%
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements(4)                                               39.96%
  Portfolio turnover rate                                                        33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return for periods of less than one year are not annualized.

(4)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)

                                                                             FOR THE
                                                                          PERIOD ENDED
                                                                       OCTOBER 31, 2002(1)
                                                                       -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $   10.00
                                                                          ---------

INVESTMENT OPERATIONS
  Net investment loss                                                         (0.03)(2)
  Net loss on investments (both realized and unrealized)                      (0.45)
                                                                          ---------
      Total from investment operations                                        (0.48)
                                                                          ---------
NET ASSET VALUE, END OF PERIOD                                            $    9.52
                                                                          =========

      Total return                                                            (4.80)%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $     286
    Ratio of expenses to average net assets(4)                                 2.15%
    Ratio of net investment income to average net assets(4)                   (1.65)%
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements(4)                                               39.96%
  Portfolio turnover rate                                                        33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return for periods of less than one year are not annualized.

(4)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are comprised of Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Emerging Growth Fund ("Emerging Growth"), Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), and Credit Suisse Strategic Small Cap Fund ("Strategic Small Cap"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Capital Appreciation and Small Cap Growth are diversified as defined in the 1940 Act. Emerging Growth and Strategic Small Cap are non-diversified. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Emerging Growth, Small Cap Growth and Strategic Small Cap were incorporated under the laws of the State of Maryland on November 12, 1987, October 31, 1996, and June 26, 2001, respectively.

   Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Emerging Growth seeks maximum capital appreciation, Small Cap Growth seeks growth of capital and Strategic Small Cap seeks capital appreciation.

   Capital Appreciation offered five classes of shares, Common Class, Advisor Class, Class A, Class B, and Class C. Emerging Growth offered three classes of shares, Common Class, Advisor Class, and Class A shares. Small Cap Growth offered Common Class and Class A shares. Strategic Small Cap offers Class A, Class B and Class C shares. Effective December 12, 2001, Capital Appreciation, Emerging Growth and Small Cap Growth closed the Common Class shares to new investors. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Common Class shares of Small Cap Growth bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Common Class shares of Capital Appreciation and Emerging Growth are not subject to distribution fees. Advisor Class shares of the Funds bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the applicable Fund's Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net asset value. Class A shares of each fund are sold subject to a front end sales charge of 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the most recent bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not accurately reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code") and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Funds' securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes).

   Other risks of investing in foreign securities include liquidity and valuation risks. These Funds may be subject to taxes imposed by countries in which they invests, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

   Each Fund except Small Cap Growth and Strategic Small Cap may invest up to 10% of its total assets in non-publicly traded securities Small Cap Growth and Strategic Small Cap may invest up to 15% of their assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

   Strategic Small Cap capitalized certain costs which were included in the offering of its shares.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

           FUND                                                     ANNUAL RATE
           ----                                                     -----------
           Capital Appreciation                          0.70% of average daily net assets
           Emerging Growth                               0.90% of average daily net assets
           Small Cap Growth                              1.00% of average daily net assets
           Strategic Small Cap                           0.95% of average daily net assets

   For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were as follows:

                                   GROSS                         NET
                                 ADVISORY                      ADVISORY          EXPENSE
        FUND                        FEE           WAIVER         FEE          REIMBURSEMENT
        ----                    -----------     ---------   ------------      -------------
        Capital Appreciation    $ 5,607,846     $      --   $  5,607,846        $        --
        Emerging Growth           6,548,069            --      6,548,069                 --
        Small Cap Growth            424,166       418,044          6,122                 --
        Strategic Small Cap(1)        1,981         1,981             --             81,341

----------
(1) For the period August 15, 2002 (inception date) through October 31, 2002.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective July 1, 2002 for Small Cap Growth and August 1, 2002 for Capital Appreciation and Emerging Growth.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                   CO-ADMINISTRATION FEE
           ----                                   ---------------------
           Capital Appreciation                        $  801,121
           Emerging Growth                                727,563
           Small Cap Growth                                42,417
           Strategic Small Cap(1)                             209

----------
(1) For the period August 15, 2002 (inception date) through October 31, 2002.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
           ------------------------                                  -----------
           First $500 million                            .075% of average daily net assets
           Next $1 billion                               .065% of average daily net assets
           Over $1.5 billion                             .055% of average daily net assets

   For the period November 1, 2001 through June 30, 2002 for Small Cap Growth and for the period November 1, 2001 through July 31, 2002 for Capital Appreciation and Emerging Growth, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were as follows:

           FUND                                               CO-ADMINISTRATION FEE
           ----                                               ---------------------
           Capital Appreciation                                    $ 462,765
           Emerging Growth                                           412,569
           Small Cap Growth                                           21,907

   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                               ANNUAL RATE
           ------------------------                               -----------
           First $5 billion                              .050% of average daily net assets
           Next $5 billion                               .035% of average daily net assets
           Over $10 billion                              .020% of average daily net assets

   For the period July 1, 2002 through October 31, 2002 for Small Cap Growth and for the period August 1, 2002 through October 31, 2002 for Capital Appreciation and Emerging Growth and for the period August 15, 2002 through October 31, 2002 for Strategic Small Cap, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                              CO-ADMINISTRATION FEE
           ----                                              ---------------------
           Capital Appreciation                                   $  80,886
           Emerging Growth                                           90,520
           Small Cap Growth                                          11,846
           Strategic Small Cap                                        1,392

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation and Emerging Growth, the shareholder servicing fee is calculated at an annual rate of .50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of .25% of average daily net assets of each Fund. For the Class B and Class C shares of Capital Appreciation and Strategic Small Cap, the fee is calculated at an annual rate of 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholding servicing and distribution services. For the period ended October 31, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                    ----------------------
           Capital Appreciation
            Advisor                                       $ 116,924
            Class A                                             409
            Class B                                             786
            Class C                                             443
                                                          ---------
                                                            118,562
                                                          =========
           Emerging Growth
            Advisor                                       $ 367,905
            Class A                                               3
                                                          ---------
                                                            367,908
                                                          =========
           Small Cap Growth
            Common                                        $ 105,460
            Class A                                             582
                                                          ---------
                                                            106,042
                                                          =========
           Strategic Small Cap
            Class A                                       $     208
            Class B                                             625
            Class C                                             628
                                                          ---------
                                                              1,461
                                                          =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAMSI. CSAMSI is then reimbursed by the Funds. For the year ended October 31, 2002, the Funds reimbursed CSAMSI the following amounts, which are included in the Funds' transfer agent expense:

           FUND                                           AMOUNT
           ----                                        -----------
           Capital Appreciation                        $ 1,011,598
           Emerging Growth                               1,392,953
           Small Cap Growth                                 90,906
           Strategic Small Cap                                  --

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' shares:

           FUND                                           AMOUNT
           ----                                        -----------
           Capital Appreciation                        $       750
           Emerging Growth                                      --
           Small Cap Growth                                  1,467
           Strategic Small Cap                                 104

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid for its services by the Funds as follows:

           FUND                                           AMOUNT
           ----                                        -----------
           Capital Appreciation                        $    65,934
           Emerging Growth                                  63,214
           Small Cap Growth                                 17,560
           Strategic Small Cap                                  --

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Funds' with the exception of Strategic Small Cap, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, with the exception of Strategic Small Cap, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for any of the Funds either under the New Credit Facility or the Prior Credit Facility.

   For the year ended October 31, 2002, the Funds had no borrowings under the Prior Credit Facility and/or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                       PURCHASES             SALES
           ----                     -------------       -------------
           Capital Appreciation     $ 391,313,067       $ 516,306,917
           Emerging Growth            456,994,182         914,324,510
           Small Cap Growth            41,555,112          27,934,530
           Strategic Small Cap(1)       1,047,992             278,576

----------
(1) For the period August 15, 2002 (inception date) through October 31, 2002.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Funds' investments are restricted as to resale and are valued at fair value as determined in good faith by the Board of Directors/Trustees under procedures established by the Board of Directors/Trustees in the absence of readily ascertainable market values. The table below shows the acquisition dates, aggregate cost, fair value as of October 31, 2002, and percent of net assets which the securities represent.

                                                                                                     PERCENTAGE
                        SECURITY             SECURITY    ACQUISITION                     FAIR       OF NET ASSET
   FUND                DESCRIPTION             TYPE         DATE           COST          VALUE         VALUE
   ----               ---------------        --------    -----------    -----------    ---------    -------------
   Emerging Growth    Celletra Ltd            Equity      4/05/2000     $ 7,000,000    $ 233,404        0.06%
                      Networld Exchange       Equity      9/12/2000       2,000,000           --          --
                      Opal Concepts           Equity      8/31/1995       1,999,999      210,040        0.05%
                      Times Square Media.com    Bond     11/23/1999       2,900,000           --          --
   Small Cap Growth   Planetweb, Inc.         Equity      9/08/2000         149,913       10,764        0.02%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of capital stock. Emerging Growth and Small Cap Growth have four billion full and fractional shares of capital stock authorized. Strategic Small Cap has three billion full and fractional shares of capital stock authorized. Emerging Growth has one billion and Small Cap Growth has two billion of those shares classified as Common class shares. Emerging Growth has two billion and Small Cap Growth has one billion of those shares classified as Advisor class shares. Emerging Growth, Small Cap Growth and Strategic Small Cap have one billion of those shares classified as Class A shares. Strategic Small Cap has one billion of those shares classified as Class B and Class C shares. All of the Funds have a par value of $.001 per share. Transactions in classes of each Fund were as follows:

                                                               CAPITAL APPRECIATION
                                     -----------------------------------------------------------------------
                                                                  COMMON CLASS
                                     -----------------------------------------------------------------------
                                            FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                             OCTOBER 31, 2002                        OCTOBER 31, 2001
                                     -----------------------------------------------------------------------
                                        SHARES            VALUE                 SHARES           VALUE
                                     -----------    ----------------         -----------    ----------------
Shares sold                           17,137,894    $    273,794,775          14,861,985    $    335,086,709
Shares issued in reinvestment
  of distributions                         3,458              62,484           9,206,399         224,544,079
Shares redeemed                      (27,374,743)       (419,401,989)        (21,588,372)       (441,984,481)
                                     -----------    ----------------         -----------    ----------------
Net increase (decrease)              (10,233,391)   $   (145,544,730)          2,480,012    $    117,646,307
                                     ===========    ================         ===========    ================

                                                               CAPITAL APPRECIATION
                                     -----------------------------------------------------------------------
                                                                   ADVISOR CLASS
                                     -----------------------------------------------------------------------
                                            FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                             OCTOBER 31, 2002                        OCTOBER 31, 2001
                                     -----------------------------------------------------------------------
                                        SHARES            VALUE                 SHARES           VALUE
                                     -----------    ----------------         -----------    ----------------
Shares sold                              619,470    $      8,855,133             817,557    $     17,514,698
Shares issued in reinvestment
  of distributions                           109               1,924             187,381           4,476,525
Shares redeemed                         (882,304)        (12,218,492)           (508,773)        (10,559,894)
                                     -----------    ----------------         -----------    ----------------
Net increase (decrease)                 (262,725)   $     (3,361,435)            496,165    $     11,431,329
                                     ===========    ================         ===========    ================

                                                               CAPITAL APPRECIATION
                                     -----------------------------------------------------------------------
                                                 CLASS A                                 CLASS B
                                     -----------------------------------------------------------------------
                                            FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                            OCTOBER 31, 2002(1)                     OCTOBER 31, 2001(1)
                                     -----------------------------------------------------------------------
                                        SHARES            VALUE                 SHARES           VALUE
                                     -----------    ----------------         -----------    ----------------
Shares sold                               41,079    $        563,424              19,968    $        279,354
Shares redeemed                           (5,111)            (59,757)             (3,389)            (42,956)
                                     -----------    ----------------         -----------    ----------------
Net increase                              35,968    $        503,667              16,579    $        236,398
                                     ===========    ================         ===========    ================

                                       56

                                           CAPITAL APPRECIATION
                                     -------------------------------
                                                 CLASS C
                                     -------------------------------
                                            FOR THE YEAR ENDED
                                            OCTOBER 31, 2002(1)
                                     -------------------------------
                                       SHARES             VALUE
                                     -----------    ----------------
Shares sold                                8,584    $        121,896
Shares redeemed                           (1,108)            (13,572)
                                     -----------    ----------------
Net increase                               7,476    $        108,324
                                     ===========    ================

                                                                 EMERGING GROWTH
                                     -----------------------------------------------------------------------
                                                                  COMMON CLASS
                                     -----------------------------------------------------------------------
                                            FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                             OCTOBER 31, 2002                        OCTOBER 31, 2001
                                     -----------------------------------------------------------------------
                                        SHARES            VALUE                 SHARES           VALUE
                                     -----------    ----------------         -----------    ----------------
Shares sold                            5,219,691    $    124,703,050           9,288,216    $    290,249,635
Shares issued in reinvestment
  of distributions                         3,599              97,148           9,032,651         345,679,557
Shares redeemed                      (23,572,373)       (551,953,242)        (23,212,344)       (698,374,881)
                                     -----------    ----------------         -----------    ----------------
Net decrease                         (18,349,083)   $   (427,153,044)         (4,891,477)   $    (62,445,689)
                                     ===========    ================         ===========    ================

                                                                 EMERGING GROWTH
                                     -----------------------------------------------------------------------
                                                                  ADVISOR CLASS
                                     -----------------------------------------------------------------------
                                            FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                             OCTOBER 31, 2002                        OCTOBER 31, 2001
                                     -----------------------------------------------------------------------
                                        SHARES            VALUE                 SHARES           VALUE
                                     -----------    ----------------         -----------    ----------------
Shares sold                              290,550    $      6,522,051             687,627    $     19,828,375
Shares issued in reinvestment
  of distributions                           470              12,022           1,301,368          47,434,846
Shares redeemed                       (2,438,342)        (55,771,920)         (3,229,931)        (87,131,479)
                                     -----------    ----------------         -----------    ----------------
Net decrease                          (2,147,322)   $    (49,237,847)         (1,240,936)   $    (19,868,258)
                                     ===========    ================         ===========    ================

                                             EMERGING GROWTH
                                     -------------------------------
                                                 CLASS A
                                     -------------------------------
                                            FOR THE YEAR ENDED
                                            OCTOBER 31, 2002(1)
                                     -------------------------------
                                       SHARES            VALUE
                                     -----------    ----------------
Shares sold                                   44    $          1,140
                                     -----------    ----------------
Net increase                                  44    $          1,140
                                     ===========    ================

                                       57

                                                                SMALL CAP GROWTH
                                     -----------------------------------------------------------------------
                                                                 COMMON CLASS
                                     -----------------------------------------------------------------------
                                            FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                             OCTOBER 31, 2002                        OCTOBER 31, 2001
                                     -----------------------------------------------------------------------
                                        SHARES            VALUE                 SHARES           VALUE
                                     -----------    ----------------         -----------    ----------------
Shares sold                            4,756,064    $     74,660,322           3,785,494    $     66,230,181
Shares redeemed                       (3,714,321)        (59,611,761)         (3,488,224)        (60,515,458)
                                     -----------    ----------------         -----------    ----------------
Net increase                           1,041,743    $     15,048,561             297,270    $      5,714,723
                                     ===========    ================         ===========    ================

                                              SMALL CAP GROWTH
                                     -------------------------------
                                                  CLASS A
                                     -------------------------------
                                            FOR THE YEAR ENDED
                                            OCTOBER 31, 2002(1)
                                     -------------------------------
                                        SHARES            VALUE
                                     -----------    ----------------
Shares sold                               42,063    $        633,065
Shares redeemed                          (16,471)           (212,641)
                                     -----------    ----------------
Net increase                              25,592    $        420,424
                                     ===========    ================

                                                               STRATEGIC SMALL CAP
                                     -----------------------------------------------------------------------
                                                 CLASS A                                 CLASS B
                                     -----------------------------------------------------------------------
                                            FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                            OCTOBER 31, 2002(2)                     OCTOBER 31, 2001(2)
                                     -----------------------------------------------------------------------
                                        SHARES            VALUE                 SHARES           VALUE
                                     -----------    ----------------         -----------    ----------------
Shares sold                               40,000    $        400,000              30,000    $        300,000
                                     -----------    ----------------         -----------    ----------------
Net increase                              40,000    $        400,000              30,000    $        300,000
                                     ===========    ================         ===========    ================

                                           STRATEGIC SMALL CAP
                                     -------------------------------
                                                 CLASS C
                                     -------------------------------
                                            FOR THE YEAR ENDED
                                            OCTOBER 31, 2002(2)
                                     -------------------------------
                                        SHARES            VALUE
                                     -----------    ----------------
Shares sold                               30,000    $        300,279
                                     -----------    ----------------
Net increase                              30,000    $        300,279
                                     ===========    ================

(1) For the period November 30, 2001 (inception date) through October 31, 2002.
(2) For the period August 15, 2002 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                       NUMBER OF            APPROXIMATE PERCENTAGE
                                     SHAREHOLDERS            OF OUTSTANDING SHARES
                                     ------------           ----------------------
           Capital Appreciation
              Common                      4                          41%
              Advisor                     1                          70%
              Class A                     8                          86%
              Class B                     5                          83%
              Class C                     5                          89%
           Emerging Growth
              Common                      4                          59%
              Advisor                     1                          93%
              Class A                     1                          87%
           Small Cap Growth
              Common                      4                          70%
              Class A                     6                          72%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax character of dividends and distributions paid during the period ended October 31, for the Funds were as follows:

                                  ORDINARY INCOME           LONG-TERM CAPITAL GAIN
                               ---------------------------------------------------
FUND                             2002          2001         2002         2001
----                           ---------   ------------    -------   -------------
Capital Appreciation           $  66,712   $ 92,158,251    $    --   $ 144,960,410
Emerging Growth                  110,445     93,354,942                305,125,571

   At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                         CAPITAL            EMERGING           SMALL CAP            STRATEGIC
                                      APPRECIATION           GROWTH              GROWTH             SMALL CAP
                                    ----------------    ----------------    ----------------    ----------------
Undistributed ordinary income       $             --    $             --    $             --    $         29,984
Accumulated realized gain (loss)        (364,713,657)       (314,827,708)        (18,002,092)            (23,536)
Unrealized appreciation
  (depreciation)                         (85,454,563)        (40,155,731)         (7,723,708)            (21,326)
                                    ----------------    ----------------    ----------------    ----------------
                                    $   (450,168,220)   $   (354,983,439)   $    (25,725,800)   $        (14,878)
                                    ================    ================    ================    ================

   At October 31, 2002, the Fund's had capital loss carryovers available to offset possible future capital gains as follows:

                                               EXPIRES OCTOBER 31,
                                   -------------------------------------------
FUND                                  2008           2009            2010
----                               -----------   -------------   -------------
Capital Appreciation               $        --   $ 177,790,442   $ 186,923,215
Emerging Growth                             --     290,157,783      24,669,925
Small Cap Growth                     1,468,533      10,615,419       5,918,140
Strategic Small Cap                         --              --          23,536

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                     GROSS            GROSS         NET UNREALIZED
                                                  UNREALIZED        UNREALIZED       APPRECIATION/
        FUND                   IDENTIFIED COST   APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
        ----                   ---------------   ------------     --------------    --------------
        Capital Appreciation   $   667,664,344   $ 50,162,045     $ (135,616,608)   $ (85,454,563)
        Emerging Growth            450,474,137     57,446,769        (97,602,500)     (40,155,731)
        Small Cap Growth            51,359,726      3,844,607        (11,568,315)      (7,723,708)
        Strategic Small Cap            850,880         54,767            (76,093)         (21,326)

   At October 31, 2002, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments, and Paid-in Capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and deffered offering costs. Net assets were not affected by these reclassifications:

                                                                    ACCUMULATED
                                                    UNDISTRIBUTED       NET
                                                         NET       REALIZED GAIN
                                        PAID-IN      INVESTMENT      (LOSS) ON
FUND                                    CAPITAL        INCOME       INVESTMENTS
----                                 ------------   -------------  -------------
Capital Appreciation                 $ (3,827,767)  $   3,761,055  $      66,712
Emerging Growth                        (7,434,598)      7,526,403        (91,805)
Small Cap Growth                         (498,824)        498,823              1
Strategic Small Cap                        (1,461)          1,461             --

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors/Trustees and Shareholders of Credit Suisse Capital Appreciation Fund
Credit Suisse Emerging Growth Fund, Inc.;
Credit Suisse Small Cap Growth Fund, Inc.;
Credit Suisse Strategic Small Cap Fund, Inc.:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Capital Appreciation Fund, Credit Suisse Emerging Growth Fund, Inc., Credit Suisse Small Cap Growth Fund, Inc. and Credit Suisse Strategic Small Cap Fund, Inc. (collectively referred to as the "Funds") at October 31, 2002, the results of their operations for the year (or period) then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

                                                                                          NUMBER OF
                                              TERM                                        PORTFOLIOS IN
                                              OF OFFICE(1)                                FUND
                                              AND                                         COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                  OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING       DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS            TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   ------------------------   ---------------   -----------------
INDEPENDENT DIRECTORS/TRUSTEES

Richard H. Francis              Director/     Since 1999       Currently retired;         53                Director of
c/o Credit Suisse               Trustee       (Capital         Executive Vice                               The Indonesia
Asset Management, LLC.          and           Appreciation,    President and                                Fund, Inc.
466 Lexington Avenue            Audit         Emerging         Chief Financial
New York, New York              Committee     Growth and       Officer of Pan Am
10017-3147                      Member        Small Cap        Corporation and
                                              Growth),         Pan American
Age: 70                                       Fund             World Airways,
                                              Inception        Inc. from 1988 to
                                              (Strategic       1991
                                              Small Cap)

Jack W. Fritz                   Director/     Since Fund       Private investor;          52                Director of
2425 North Fish Creek Road      Trustee and   Inception        Consultant and                               Advo, Inc.
P.O. Box 1287                   Audit         (all Funds)      Director of Fritz                            (direct mail
Wilson, Wyoming 83014           Committee                      Broadcasting, Inc.                           advertising)
                                Member                         and Fritz
Age: 75                                                        Communications
                                                               (developers and
                                                               operators of radio
                                                               stations) since
                                                               1987

Jeffrey E. Garten               Director/     Since 1998       Dean of Yale               52                Director of
Box 208200                      Trustee and   (Capital         School of                                    Aetna, Inc.;
New Haven, Connecticut          Audit         Appreciation,    Management and                               Director of
06520-8200                      Committee     Emerging         William S. Beinecke                          Calpine Energy
                                Member        Growth and       Professor in the                             Corporation;
Age: 56                                       Small Cap        Practice of                                  Director of
                                              Growth),         International                                CarMax Group
                                              Fund             Trade and Finance;                           (used car
                                              Inception        Undersecretary of                            dealers)
                                              (Strategic       Commerce for
                                              Small Cap)       International Trade
                                                               from November 1993
                                                               to October 1995;
                                                               Professor at
                                                               Columbia University
                                                               from September 1992
                                                               to November 1993

----------
(1) Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       62

                                                                                          NUMBER OF
                                              TERM                                        PORTFOLIOS IN
                                              OF OFFICE(1)                                FUND
                                              AND                                         COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                  OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING       DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS            TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   ------------------------   ---------------   -----------------
INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Peter F. Krogh                  Director/     Since 2001       Dean Emeritus and          52                Member of the
301 ICC                         Trustee and   (Capital         Distinguished Professor                      Board  of The
Georgetown University           Audit         Appreciation,    of International Affairs                     Carlisle
Washington, DC 20057            Committee     Emerging         at the Edmund A.                             Companies Inc.;
                                Member        Growth and       Walsh School of                              Member of
Age: 65                                       Small Cap        Foreign Service,                             Selection
                                              Growth),         Georgetown University;                       Committee for
                                              Fund             Moderator of PBS                             Truman Scholars
                                              Inception        Foreign affairs television                   and Henry Luce
                                              (Strategic       Series                                       Scholars; Senior
                                              Small Cap)                                                    Associate of
                                                                                                            Center for
                                                                                                            Strategic and
                                                                                                            International
                                                                                                            Studies; Trustee
                                                                                                            of numerous
                                                                                                            world affairs
                                                                                                            organizations

James S. Pasman, Jr.            Director/     Since 1999       Currently retired;         54                Director of
c/o Credit Suisse               Trustee and   (Capital         President and Chief                          Education
Asset Management, LLC.          Audit         Appreciation,    Operating Officer of                         Management
466 Lexington Avenue            Committee     Emerging         National InterGroup,                         Corp.; Director
New York, New York              Member        Growth and       Inc. from April 1989                         of Credit
10017-3147                                    Small Cap        to March 1991;                               Suisse Asset
                                              Growth),         Chairman of Permian                          Management
Age: 71                                       Fund             Oil Co. from April 1989                      Income Fund,
                                              Inception        to March 1991                                Inc.; Trustee of
                                              (Strategic                                                    Credit Suisse
                                              Small Cap)                                                    High Yield Bond
                                                                                                            Fund

                                       63

                                                                                          NUMBER OF
                                              TERM                                        PORTFOLIOS IN
                                              OF OFFICE(1)                                FUND
                                              AND                                         COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                  OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING       DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS            TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   ------------------------   ---------------   -----------------
INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Steven N. Rappaport             Director/     Since 1999       Partner Lehigh Court       53                Director of The
Lehigh Court, LLC               Trustee       (Capital         LLC July 2002;                               First Israel
40 East 52nd Street             and Audit     Appreciation,    President of Sunguard                        Fund, Inc.
New York, New York              Committee     Emerging         Securities Finance, Inc.
10022                           Chairman      Growth and       from 2001 to July 2002;
                                              Small Cap        President of Loanet, Inc.
Age: 52                                       Growth),         (on-line accounting
                                              Fund             service) from 1995 to
                                              Inception        2001; Director, President,
                                              (Strategic       North American
                                              Small Cap        Operations, and
                                                               former Executive Vice
                                                               President from 1992 to
                                                               1993 of Worldwide
                                                               Operations of Metallurg
                                                               Inc. (manufacturer of
                                                               specialty metals and
                                                               alloys); Executive Vice
                                                               President, Telerate, Inc.
                                                               (provider of real-time
                                                               information to the
                                                               capital markets) from
                                                               1987 to 1992; Partner
                                                               in the law firm of
                                                               Hartman & Craven
                                                               until 1987

INTERESTED DIRECTOR/TRUSTEE

William W. Priest(2)            Director/     Since 1999       Senior Partner and         59                Director of The
Steinberg Priest & Sloane       Trustee       (Capital         Fund Manager,                                Brazilian Equity
Capital Management                            Appreciation,    Steinberg Priest &                           Fund, Inc.;
12 East 49th Street                           Emerging         Sloane Capital                               The Chile
12th Floor                                    Growth and       Management                                   Fund, Inc.;
New York, New York                            Small Cap        since March 2001;                            The Emerging
10017                                         Growth),         Chairman and                                 Markets Tele-
                                              Fund             Managing Director                            communications
Age: 61                                       Inception        of CSAM from                                 Fund, Inc.;
                                              (Strategic       2000 to February 2001,                       The First Israel
                                              Small Cap        Chief Executive Officer                      Fund, Inc.;
                                                               and Managing Director                        The Latin
                                                               of CSAM from 1990 to                         American Equity
                                                               2000                                         Fund, Inc.; The
                                                                                                            Indonesia Fund,
                                                                                                            Inc.; and Credit
                                                                                                            Suisse Asset
                                                                                                            Management
                                                                                                            Income Fund, Inc.

----------
(2) Mr. Priest is a Director/Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February
    2001.
                                       64

                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                                POSITION(S)        LENGTH
                                HELD WITH          OF TIME
NAME, ADDRESS AND AGE           FUNDS              SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------       --------------   -----------------------------------------------
OFFICERS

Laurence R. Smith               Chairman           Since 2002       Managing Director and Global Chief Investment
Credit Suisse Asset                                (all Funds)      Officer of CSAM; Associated with JP Morgan
Management, LLC                                                     Investment Management from 1981 to 1999;
466 Lexington Avenue                                                Officer of other Credit Suisse Funds
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                Vice President     Since 1999       Managing Director and Global General Counsel
Credit Suisse Asset             and Secretary      (Capital         of CSAM; Associated with Lehman Brothers, Inc.
Management, LLC                                    Appreciation,    from 1996 to 1997; Associated with CSAM
466 Lexington Avenue                               Emerging         from 1995 to 1996; Associated with CS First
New York, New York                                 Growth and       Boston Investment Management from
10017-3147                                         Small Cap        1994 to 1995; Associated with Division
                                                   Growth),         of Enforcement, U.S. Securities and Exchange
Age: 38                                            Fund             Commission from 1991 to 1994; Officer of other
                                                   Inception        Credit Suisse Funds
                                                   (Strategic
                                                   Small Cap

Michael A. Pignataro            Treasurer          Since 1999       Director and Director of Fund Administration
Credit Suisse Asset             and Chief          (Captial         of CSAM; Associated with CSAM since 1984;
Management, LLC                 Financial          Appreciation,    Officer of other Credit Suisse Funds
466 Lexington Avenue            Officer            Emerging
New York, New York                                 Growth and
10017-3147                                         Small Cap
                                                   Growth),
Age: 43                                            Fund
                                                   Inception
                                                   (Strategic
                                                   Small Cap)

Gregory N. Bressler, Esq.       Assistant          Since 2000       Vice President and Legal Counsel of CSAM
Credit Suisse Asset             Secretary          (Capital         since January 2000; Associated with the law
Management, LLC                                    Appreciation,    firm of Swidler Berlin Shereff Friedman LLP
466 Lexington Avenue                               Emerging         from 1996 to 2000; Officer of other Credit
New York, New York                                 Growth and       Suisse Funds
10017-3147                                         Small Cap
                                                   Growth),
Age: 36                                            Fund
                                                   Inception
                                                   (Strategic
                                                   Small Cap

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
                                                   TERM
                                                   OF OFFICE(1)
                                                   AND
                                POSITION(S)        LENGTH
                                HELD WITH          OF TIME
NAME, ADDRESS AND AGE           FUNDS              SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------       --------------   -----------------------------------------------
OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.          Assistant          Since 2002       Assistant Vice President and Legal Counsel of
Credit Suisse Asset             Secretary          (all Funds)      CSAM since December 2000; Assistant Vice
Management, LLC                                                     President, Institutional Marketing Department,
466 Lexington Avenue                                                CSAM, from January 2000 to December 2000;
New York, New York                                                  Marketing Associate, International Equity
10017-3147                                                          Department, Warburg Pincus Asset Management,
                                                                    Inc. from January 1998 to January 2000;
Age: 38                                                             self-employed author and consultant, from
                                                                    January 1996 to December 1997; Officer of
                                                                    other Credit Suisse Funds

Rocco A. Del Guercio            Assistant          Since 1999       Vice President and Administrative Officer
Credit Suisse Asset             Treasurer          (Capital         of CSAM; Associated with CSAM since June 1996;
Management, LLC                                    Appreciation,    Assistant Treasurer, Bankers Trust Co.-- Fund
466 Lexington Avenue                               Emerging         Administration from March 1994 to June 1996; Mutual
New York, New York                                 Growth and       Fund Accounting Supervisor, Dreyfus Corporation
10017-3147                                         Small Cap        from April 1987 to March 1994; Officer of other Credit
                                                   Growth),         Suisse Funds
Age: 39                                            Fund
                                                   Inception
                                                   (Strategic
                                                   Small Cap)

Joseph Parascondola             Assistant          Since 2000       Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset             Treasurer          (Capital         since April 2000; Assistant Vice President, Deutsche
Management, LLC                                    Appreciation,    Asset Management from January 1999 to April 2000;
466 Lexington Avenue                               Emerging         Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                 Growth and       from November 1995 to December 1998; Officer of other
10017-3147                                         Small Cap        Credit Suisse Funds
                                                   Growth),
Age: 39                                            Fund
                                                   Inception
                                                   (Strategic
                                                   Small Cap)

Robert M. Rizza                 Assistant          Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset             Treasurer          2002             Administrative Officer of CSAM from March 1998
Management, LLC                                    (all Funds)      to December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                                from April 1994 to March 1998; Officer of other Credit
New York, New York                                                  Suisse Funds.
10017-3147

Age: 37


   The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

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